As filed with the Securities and Exchange Commission on February 20, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices - Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Annual Shareholder Report

December 31, 2024

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.90%

How did the Fund perform last year?

The Fund’s investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative performance versus the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, it had positive contributions across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Health Care and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $27,182	Russell 3000® Index $32,604	Russell Midcap® Growth Index $29,803	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,128	$10,048	$9,980	$9,756
12/31/16	$10,573	$11,327	$10,711	$11,102
12/31/17	$13,246	$13,721	$13,418	$13,158
12/31/18	$12,398	$13,002	$12,780	$11,966
12/31/19	$16,458	$17,035	$17,314	$15,621
12/31/20	$23,038	$20,593	$23,475	$18,292
12/31/21	$26,031	$25,877	$26,463	$22,424
12/31/22	$18,551	$20,907	$19,392	$18,541
12/31/23	$21,918	$26,334	$24,408	$21,735
12/31/24	$27,182	$32,604	$29,803	$25,070

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	24.02%	10.56%	10.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class I: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.93%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$550,942,888
Number of Portfolio Holdings	76
Portfolio Turnover Rate	96%
Total Investment Advisory Fees Paid	$2,738,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.8%
AppLovin Corp. Class A	4.0%
Axon Enterprise, Inc.	2.8%
Trade Desk, Inc. Class A	2.8%
ARES Management Corp. Class A	2.8%
Datadog, Inc. Class A	2.3%
Vistra Corp.	2.2%
Deckers Outdoor Corp.	2.1%
W.W. Grainger, Inc.	2.1%
Tradeweb Markets, Inc. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Industrials	17.9%
Financials	15.0%
Consumer Discretionary	14.9%
Health Care	8.2%
Communication Services	6.9%
Utilities	2.2%
Consumer Staples	2.0%
Energy	1.5%
Materials	1.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0337 02/25

Annual Shareholder Report

December 31, 2024

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Growth Portfolio

Annual Shareholder Report

December 31, 2024

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$123	1.10%

How did the Fund perform last year?

The Fund’s investments in compelling secular growth trends, catalysts and fundamentals drove strong absolute and relative performance versus the Russell Midcap® Growth Index. While the Fund had its share of dynamic outcomes, it had positive contributions across the portfolio during the period. We maintained a bias towards what we believed to be sustainable business models, balance sheet strength and managements capable of consistent execution across varied environments and remained cautiously optimistic that a resilient market will continue to foster an environment conducive to our style of investing.

Performance Attribution

Top Contributors

Top Detractors

  Investments in companies supporting the development and expansion of artificial intelligence, across Information Technology, Industrials and Communication Services sectors

  Company-specific issues with investments in the Consumer Discretionary, Health Care and Real Estate sectors

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $26,544	Russell 3000® Index $32,604	Russell Midcap® Growth Index $29,803	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$10,100	$10,048	$9,980	$9,756
12/31/16	$10,520	$11,327	$10,711	$11,102
12/31/17	$13,104	$13,721	$13,418	$13,158
12/31/18	$12,244	$13,002	$12,780	$11,966
12/31/19	$16,222	$17,035	$17,314	$15,621
12/31/20	$22,663	$20,593	$23,475	$18,292
12/31/21	$25,547	$25,877	$26,463	$22,424
12/31/22	$18,182	$20,907	$19,392	$18,541
12/31/23	$21,448	$26,334	$24,408	$21,735
12/31/24	$26,544	$32,604	$29,803	$25,070

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	23.76%	10.35%	10.25%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Russell Midcap® Index	15.34%	9.92%	9.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class S: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.18%/1.11% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Growth Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$550,942,888
Number of Portfolio Holdings	76
Portfolio Turnover Rate	96%
Total Investment Advisory Fees Paid	$2,738,725

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Palantir Technologies, Inc. Class A	5.8%
AppLovin Corp. Class A	4.0%
Axon Enterprise, Inc.	2.8%
Trade Desk, Inc. Class A	2.8%
ARES Management Corp. Class A	2.8%
Datadog, Inc. Class A	2.3%
Vistra Corp.	2.2%
Deckers Outdoor Corp.	2.1%
W.W. Grainger, Inc.	2.1%
Tradeweb Markets, Inc. Class A	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	29.5%
Industrials	17.9%
Financials	15.0%
Consumer Discretionary	14.9%
Health Care	8.2%
Communication Services	6.9%
Utilities	2.2%
Consumer Staples	2.0%
Energy	1.5%
Materials	1.2%
Short-Term Investments	0.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0338 02/25

Annual Shareholder Report

December 31, 2024

Class S

Neuberger Berman Advisers Management Trust

Short Duration Bond Portfolio

Annual Shareholder Report

December 31, 2024

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.92%

How did the Fund perform last year?

The Fund outperformed the Bloomberg 1-3 Year U.S. Government/Credit Bond Index for the period. The leading contributor to performance was our securitized exposure, led by commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and credit risk transfers. An allocation to investment-grade and non-investment grade corporate bonds was also beneficial, led by positions in the Technology, Media, Telecom and Financials sectors. Duration and yield curve positioning were largely neutral for returns. There were no meaningful detractors from relative performance for the period.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Securitized exposure, led by CMBS, ABS and credit risk transfers

  Investment-grade and non-investment grade credit, including holdings in the Technology, Media, Telecom and Financials sectors

  There were no meaningful detractors

  Swap contracts

  Futures contracts

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $11,898	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,750
12/31/14	$10,000	$10,000	$10,000
12/31/15	$10,018	$10,055	$10,065
12/31/16	$10,141	$10,321	$10,194
12/31/17	$10,231	$10,687	$10,281
12/31/18	$10,335	$10,688	$10,445
12/31/19	$10,716	$11,620	$10,866
12/31/20	$11,087	$12,492	$11,228
12/31/21	$11,169	$12,299	$11,175
12/31/22	$10,590	$10,699	$10,763
12/31/23	$11,215	$11,291	$11,259
12/31/24	$11,898	$11,432	$11,750

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	6.10%	2.11%	1.75%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	4.36%	1.58%	1.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class I: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.86%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Bloomberg U.S. Aggregate Bond Index in order to satisfy a change in regulatory requirements. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index will be maintained as a secondary index as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the Bloomberg U.S. Aggregate Bond Index.

Key Fund Statistics

Net Assets	$79,138,795
Number of Portfolio Holdings	333
Portfolio Turnover Rate	75%
Total Investment Advisory Fees Paid	$136,551

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	5.5%
Federal National Mortgage Association Connecticut Avenue Securities	4.3%
Federal National Mortgage Association	4.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.5%
RR 29 Ltd.	2.4%
State Street Institutional U.S. Government Money Market Fund	2.4%
Banco Santander SA	2.3%
Goldman Sachs Group, Inc.	2.0%
Warnermedia Holdings, Inc.	1.8%
Trestles CLO III Ltd.	1.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	44.1%
Mortgage-Backed Securities	30.0%
Asset-Backed Securities	20.9%
Loan Assignments	1.3%
Short-Term Investments	2.4%
Other Assets Less Liabilities	1.3%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

Z0345 02/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

December 31, 2024

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Annual Shareholder Report

December 31, 2024

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.05%

How did the Fund perform last year?

2024 was a tumultuous year with several performance reversals, and the Fund finished behind the Russell Midcap Value® Index (the Index). Investor sentiment and preferences shifted abruptly, focusing on artificial intelligence ("AI") and interest rate beneficiaries while showing little interest in businesses vulnerable to AI advances, levered companies, and value stocks with no momentum. The Fund focused on these less favored businesses but also included AI beneficiaries. When enthusiasm for interest rate beneficiaries waned in the fourth quarter, the Fund recovered some of the performance gap with the Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Information Technology and Utilities sectors

  Limited exposure to Real Estate versus the Index

  Investments in the Consumer Discretionary and Consumer Staples sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $17,332	Russell 3000® Index $32,604	Russell Midcap® Value Index $21,798	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$9,166	$10,048	$9,522	$9,756
12/31/16	$10,648	$11,327	$11,426	$11,102
12/31/17	$12,430	$13,721	$12,951	$13,158
12/31/18	$10,532	$13,002	$11,359	$11,966
12/31/19	$12,295	$17,035	$14,433	$15,621
12/31/20	$11,973	$20,593	$15,150	$18,292
12/31/21	$15,900	$25,877	$19,443	$22,424
12/31/22	$14,349	$20,907	$17,104	$18,541
12/31/23	$15,927	$26,334	$19,278	$21,735
12/31/24	$17,332	$32,604	$21,798	$25,070

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	8.82%	7.11%	5.65%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class I: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.02%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$125,026,263
Number of Portfolio Holdings	72
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$679,824

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.6%
Ciena Corp.	2.5%
CenterPoint Energy, Inc.	2.3%
Pure Storage, Inc. Class A	2.3%
Wix.com Ltd.	2.3%
Williams Cos., Inc.	2.3%
Hewlett Packard Enterprise Co.	2.2%
Gates Industrial Corp. PLC	2.2%
Aptiv PLC	2.2%
Teledyne Technologies, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	21.2%
Consumer Discretionary	9.7%
Financials	9.1%
Utilities	8.2%
Energy	8.1%
Health Care	6.2%
Consumer Staples	3.7%
Materials	3.6%
Real Estate	2.5%
Communication Services	1.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0341 02/25

Annual Shareholder Report

December 31, 2024

Class I

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio

Annual Shareholder Report

December 31, 2024

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$130	1.25%

How did the Fund perform last year?

2024 was a tumultuous year with several performance reversals, and the Fund finished behind the Russell Midcap Value® Index (the Index). Investor sentiment and preferences shifted abruptly, focusing on artificial intelligence ("AI") and interest rate beneficiaries while showing little interest in businesses vulnerable to AI advances, levered companies, and value stocks with no momentum. The Fund focused on these less favored businesses but also included AI beneficiaries. When enthusiasm for interest rate beneficiaries waned in the fourth quarter, the Fund recovered some of the performance gap with the Index.

Performance Attribution

Top Contributors

Top Detractors

  Investments in Information Technology and Utilities sectors

  Limited exposure to Real Estate versus the Index

  Investments in the Consumer Discretionary and Consumer Staples sectors

  Underweight in Financials versus the Index

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $16,943	Russell 3000® Index $32,604	Russell Midcap® Value Index $21,798	Russell Midcap® Index $25,070
12/31/14	$10,000	$10,000	$10,000	$10,000
12/31/15	$9,148	$10,048	$9,522	$9,756
12/31/16	$10,610	$11,327	$11,426	$11,102
12/31/17	$12,344	$13,721	$12,951	$13,158
12/31/18	$10,434	$13,002	$11,359	$11,966
12/31/19	$12,148	$17,035	$14,433	$15,621
12/31/20	$11,804	$20,593	$15,150	$18,292
12/31/21	$15,642	$25,877	$19,443	$22,424
12/31/22	$14,086	$20,907	$17,104	$18,541
12/31/23	$15,591	$26,334	$19,278	$21,735
12/31/24	$16,943	$32,604	$21,798	$25,070

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	8.67%	6.88%	5.41%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Value Index	13.07%	8.59%	8.10%
Russell Midcap® Index	15.34%	9.92%	9.63%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class S: As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 1.27%/1.26% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell Midcap Value Index and the Russell Midcap Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Key Fund Statistics

Net Assets	$125,026,263
Number of Portfolio Holdings	72
Portfolio Turnover Rate	21%
Total Investment Advisory Fees Paid	$679,824

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Vistra Corp.	2.6%
Ciena Corp.	2.5%
CenterPoint Energy, Inc.	2.3%
Pure Storage, Inc. Class A	2.3%
Wix.com Ltd.	2.3%
Williams Cos., Inc.	2.3%
Hewlett Packard Enterprise Co.	2.2%
Gates Industrial Corp. PLC	2.2%
Aptiv PLC	2.2%
Teledyne Technologies, Inc.	2.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.0%
Industrials	21.2%
Consumer Discretionary	9.7%
Financials	9.1%
Utilities	8.2%
Energy	8.1%
Health Care	6.2%
Consumer Staples	3.7%
Materials	3.6%
Real Estate	2.5%
Communication Services	1.4%
Short-Term Investments	0.3%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0342 02/25

Annual Shareholder Report

December 31, 2024

Class S

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Annual Shareholder Report

December 31, 2024

Class I

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.89%

How did the Fund perform last year?

Markets set records in 2024 despite significant uncertainty. Investors were concerned with interest rates, economic outlook, geopolitical issues and U.S. elections. Market leadership shifted between large and smaller cap stocks, and growth and value styles during the volatile period. The Fund outperformed the S&P 500® Index (the Index), due to our focus on what we believed to be high-quality companies with strong financial metrics, including profitability, pricing power and low debt.

Performance Attribution

Top Contributors

Top Detractors

  Overweight to Financials and underweight to Energy versus the Index

  Financials, Consumer Discretionary and Consumer Staples

  Stock selection within Information Technology and an underweight to that strongly performing sector versus the Index

  Health Care, Industrials and Communication Services

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class I $29,548	S&P 500® Index $34,254
12/31/14	$10,000	$10,000
12/31/15	$9,954	$10,138
12/31/16	$10,935	$11,351
12/31/17	$12,950	$13,829
12/31/18	$12,209	$13,223
12/31/19	$15,369	$17,386
12/31/20	$18,376	$20,585
12/31/21	$22,690	$26,494
12/31/22	$18,503	$21,696
12/31/23	$23,480	$27,399
12/31/24	$29,548	$34,254

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class I	25.84%	13.97%	11.44%
S&P 500® Index	25.02%	14.53%	13.10%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class I: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 0.90%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$852,337,886
Number of Portfolio Holdings	44
Portfolio Turnover Rate	4%
Total Investment Advisory Fees Paid	$4,267,465

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	10.0%
Microsoft Corp.	8.6%
Alphabet, Inc. Class A	8.0%
Mastercard, Inc. Class A	4.8%
Berkshire Hathaway, Inc. Class B	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
GoDaddy, Inc. Class A	4.3%
Progressive Corp.	3.4%
Apple, Inc.	3.1%
Fiserv, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.3%
Financials	26.0%
Consumer Discretionary	14.5%
Communication Services	9.7%
Health Care	9.6%
Industrials	7.1%
Consumer Staples	3.1%
Materials	1.4%
Energy	1.2%
Utilities	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0347 02/25

Annual Shareholder Report

December 31, 2024

Class I

Neuberger Berman Advisers Management Trust

Sustainable Equity Portfolio

Annual Shareholder Report

December 31, 2024

Class S

This annual shareholder report contains important information about the Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.nb.com/en/us/products/variable-investment-trusts/literature. You can also request this information by contacting your financial intermediary or investment provider (such as an insurance company, broker-dealer or bank) or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$130	1.15%

How did the Fund perform last year?

Markets set records in 2024 despite significant uncertainty. Investors were concerned with interest rates, economic outlook, geopolitical issues and U.S. elections. Market leadership shifted between large and smaller cap stocks, and growth and value styles during the volatile period. The Fund outperformed the S&P 500® Index (the Index), due to our focus on what we believed to be high-quality companies with strong financial metrics, including profitability, pricing power and low debt.

Performance Attribution

Top Contributors

Top Detractors

  Overweight to Financials and underweight to Energy versus the Index

  Financials, Consumer Discretionary and Consumer Staples

  Stock selection within Information Technology and an underweight to that strongly performing sector versus the Index

  Health Care, Industrials and Communication Services

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class S $28,868	S&P 500® Index $34,254
12/31/14	$10,000	$10,000
12/31/15	$9,941	$10,138
12/31/16	$10,899	$11,351
12/31/17	$12,873	$13,829
12/31/18	$12,109	$13,223
12/31/19	$15,206	$17,386
12/31/20	$18,137	$20,585
12/31/21	$22,338	$26,494
12/31/22	$18,171	$21,696
12/31/23	$22,999	$27,399
12/31/24	$28,868	$34,254

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class S	25.52%	13.68%	11.18%
S&P 500® Index	25.02%	14.53%	13.10%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect any fees and expenses charged by your insurance company under your variable annuity and variable life insurance contracts or by your qualified pension and other retirement plans whose proceeds are invested in the Fund. If such fees and expenses were reflected, returns would be less than those shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/amtportfolios/performance.

Class S: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.16%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Key Fund Statistics

Net Assets	$852,337,886
Number of Portfolio Holdings	44
Portfolio Turnover Rate	4%
Total Investment Advisory Fees Paid	$4,267,465

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Amazon.com, Inc.	10.0%
Microsoft Corp.	8.6%
Alphabet, Inc. Class A	8.0%
Mastercard, Inc. Class A	4.8%
Berkshire Hathaway, Inc. Class B	4.7%
Interactive Brokers Group, Inc. Class A	4.6%
GoDaddy, Inc. Class A	4.3%
Progressive Corp.	3.4%
Apple, Inc.	3.1%
Fiserv, Inc.	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Information Technology	26.3%
Financials	26.0%
Consumer Discretionary	14.5%
Communication Services	9.7%
Health Care	9.6%
Industrials	7.1%
Consumer Staples	3.1%
Materials	1.4%
Energy	1.2%
Utilities	1.0%
Short-Term Investments	0.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at www.nb.com/en/us/products/variable-investment-trusts/literature or upon request at 800.877.9700 or fundinfo@nb.com. During the reporting period, shareholders approved a change in the Fund's classification from a diversified to a non-diversified Fund and eliminated the related fundamental policy on diversification.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.nb.com/en/us/products/variable-investment-trusts/literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank).

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0319 02/25

Annual Shareholder Report

December 31, 2024

Class S

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Advisers Management Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to the Form N-CSR for Neuberger Berman Alternative Funds, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling  1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.
The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee.  The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss and Deborah C. McLean.  Mr. Cosgrove, Ms. Goss and Ms. McLean are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $223,500 and $161,000 for the fiscal years ended 2023 and 2024, respectively.
(b) Audit-Related Fees
The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees
The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $56,590 and $47,400 for the fiscal years ended 2023 and 2024, respectively.  The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.  The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $56,590 and $47,400 for the fiscal years ended 2023 and 2024, respectively.
Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 6. Investments.
(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Advisers Management Trust
Mid Cap Growth Portfolio
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2024
B1013 02/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2024 (Unaudited)
Mid Cap Growth Portfolio
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Mid Cap Growth Portfolio^  December 31, 2024

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 4.7%
26,100	Axon Enterprise, Inc.	$15,511,752 *
43,700	HEICO Corp.	10,389,238
		25,900,990
Banks 1.9%
988,494	NU Holdings Ltd. Class A	10,240,798 *
Biotechnology 3.0%
24,390	Alnylam Pharmaceuticals, Inc.	5,739,211 *
34,711	Natera, Inc.	5,494,751 *
37,417	Neurocrine Biosciences, Inc.	5,107,421 *
		16,341,383
Capital Markets 12.1%
86,907	Ares Management Corp. Class A	15,385,146
32,106	Coinbase Global, Inc. Class A	7,971,920 *
36,742	Evercore, Inc. Class A	10,184,515
120,683	Jefferies Financial Group, Inc.	9,461,547
24,107	KKR & Co., Inc.	3,565,666
89,218	Robinhood Markets, Inc. Class A	3,324,263 *
93,540	TPG, Inc.	5,878,054
83,513	Tradeweb Markets, Inc. Class A	10,933,522
		66,704,633
Commercial Services & Supplies 2.8%
28,840	Cintas Corp.	5,269,068
66,300	Veralto Corp.	6,752,655
20,300	Waste Connections, Inc.	3,483,074
		15,504,797
Construction & Engineering 2.3%
12,900	Comfort Systems USA, Inc.	5,470,374
22,600	Quanta Services, Inc.	7,142,730
		12,613,104
Consumer Staples Distribution & Retail 0.9%
58,428	BJ's Wholesale Club Holdings, Inc.	5,220,542 *
Containers & Packaging 1.2%
29,700	Packaging Corp. of America	6,686,361
Diversified Consumer Services 0.9%
15,387	Duolingo, Inc.	4,988,927 *
Electrical Equipment 2.6%
14,300	Hubbell, Inc.	5,990,127
72,700	Vertiv Holdings Co. Class A	8,259,447
		14,249,574
Electronic Equipment, Instruments & Components 1.8%
71,393	Coherent Corp.	6,763,059 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
62,218	Corning, Inc.	$2,956,599
		9,719,658
Entertainment 2.7%
158,884	ROBLOX Corp. Class A	9,193,028 *
12,731	Spotify Technology SA	5,695,595 *
		14,888,623
Ground Transportation 1.0%
40,400	XPO, Inc.	5,298,460 *
Health Care Equipment & Supplies 2.6%
17,589	Align Technology, Inc.	3,667,483 *
17,455	IDEXX Laboratories, Inc.	7,216,595 *
19,650	Inspire Medical Systems, Inc.	3,642,717 *
		14,526,795
Health Care Providers & Services 1.6%
38,001	Cencora, Inc.	8,538,065
Hotels, Restaurants & Leisure 7.6%
33,500	Cava Group, Inc.	3,778,800 *
46,500	Churchill Downs, Inc.	6,209,610
23,100	DoorDash, Inc. Class A	3,875,025 *
243,300	DraftKings, Inc. Class A	9,050,760 *
41,100	Royal Caribbean Cruises Ltd.	9,481,359
29,700	Texas Roadhouse, Inc.	5,358,771
13,600	Wingstop, Inc.	3,865,120
		41,619,445
Household Products 1.0%
54,700	Church & Dwight Co., Inc.	5,727,637
Independent Power and Renewable Electricity Producers 2.2%
88,984	Vistra Corp.	12,268,224
Insurance 1.2%
100,645	Ryan Specialty Holdings, Inc.	6,457,383
Interactive Media & Services 1.4%
47,221	Reddit, Inc. Class A	7,717,800 *
IT Services 1.3%
31,274	MongoDB, Inc.	7,280,900 *
Life Sciences Tools & Services 1.1%
162,761	Avantor, Inc.	3,429,374 *
117,878	Stevanato Group SpA	2,568,562 (a)
		5,997,936
Machinery 0.7%
42,700	Ingersoll Rand, Inc.	3,862,642
Media 2.8%
131,031	Trade Desk, Inc. Class A	15,400,073 *
See Notes to Financial Statements
2

Schedule of Investments Mid Cap Growth Portfolio^  (cont’d)
Number of Shares		Value
Oil, Gas & Consumable Fuels 1.5%
46,400	Targa Resources Corp.	$8,282,400
Semiconductors & Semiconductor Equipment 2.7%
17,688	Monolithic Power Systems, Inc.	10,465,989
25,473	Onto Innovation, Inc.	4,245,585 *
14,711,574
Software 21.0%
67,853	AppLovin Corp. Class A	21,972,837 *
9,953	Cadence Design Systems, Inc.	2,990,478 *
13,905	CyberArk Software Ltd.	4,632,451 *
89,012	Datadog, Inc. Class A	12,718,925 *
64,604	Descartes Systems Group, Inc.	7,339,014 *
5,260	Fair Isaac Corp.	10,472,292 *
26,149	Manhattan Associates, Inc.	7,066,506 *
12,696	MicroStrategy, Inc. Class A	3,677,016 *
54,460	Nutanix, Inc. Class A	3,331,863 *
425,296	Palantir Technologies, Inc. Class A	32,165,136 *
156,200	QXO, Inc.	2,483,580 (a)
37,306	Zscaler, Inc.	6,730,375 *
115,580,473
Specialty Retail 3.4%
26,800	Carvana Co.	5,450,048 *
6,100	O'Reilly Automotive, Inc.	7,233,380 *
40,700	Ross Stores, Inc.	6,156,689
18,840,117
Technology Hardware, Storage & Peripherals 2.9%
64,439	NetApp, Inc.	7,480,079
142,281	Pure Storage, Inc. Class A	8,740,322 *
16,220,401
Number of Shares		Value
Textiles, Apparel & Luxury Goods 3.1%
58,600	Deckers Outdoor Corp.	$11,901,074 *
95,900	On Holding AG Class A	5,252,443 *
		17,153,517
Trading Companies & Distributors 3.9%
45,300	AerCap Holdings NV	4,335,210
8,100	United Rentals, Inc.	5,705,964
11,100	W.W. Grainger, Inc.	11,699,955
		21,741,129

Total Common Stocks (Cost $425,303,696)		550,284,361
Short-Term Investments 0.7%
Investment Companies 0.7%
1,005,887	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43%(b)	1,005,887
2,922,835	State Street Navigator Securities Lending Government Money Market Portfolio, 4.48%(b)(c)	2,922,835
Total Short-Term Investments (Cost $3,928,722)		3,928,722
Total Investments 100.6% (Cost $429,232,418)		554,213,083
Liabilities Less Other Assets (0.6)%		(3,270,195)
Net Assets 100.0%		$550,942,888

*	Non-income producing security.
(a)
All or a portion of this security is on loan at December 31, 2024. Total value of all such securities at
December 31, 2024 amounted to $3,263,122, collateralized by cash collateral of $2,922,835 and non-cash
(U.S. Treasury Securities) collateral of $365,833 for the Fund (see Note A of the Notes to Financial
Statements).

(b)	Represents 7-day effective yield as of December 31, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements
3

Schedule of Investments Mid Cap Growth Portfolio^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$550,284,361	$—	$—	$550,284,361
Short-Term Investments	—	3,928,722	—	3,928,722
Total Investments	$550,284,361	$3,928,722	$—	$554,213,083

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
4

Statement of Assets and Liabilities
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
December 31, 2024
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$554,213,083
Dividends and interest receivable	116,094
Receivable for Fund shares sold	400,372
Receivable for securities lending income (Note A)	412
Prepaid expenses and other assets	10,720
Total Assets	554,740,681
Liabilities
Payable to investment manager (Note B)	264,525
Payable for Fund shares redeemed	291,555
Payable to administrator—net (Note B)	241,584
Payable to trustees	1,289
Payable for cash collateral on loaned securities (Note A)	2,922,835
Other accrued expenses and payables	76,005
Total Liabilities	3,797,793
Net Assets	$550,942,888
Net Assets consist of:
Paid-in capital	$348,805,779
Total distributable earnings/(losses)	202,137,109
Net Assets	$550,942,888
Net Assets
Class I	$147,550,722
Class S	403,392,166
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	4,717,031
Class S	15,153,933
Net Asset Value, offering and redemption price per share
Class I	$31.28
Class S	26.62
†Securities on loan, at value:
Unaffiliated issuers	$3,263,122
*Cost of Investments:
(a) Unaffiliated issuers	$429,232,418

See Notes to Financial Statements
5

Statement of Operations
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio
For the Fiscal Year Ended December 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$2,708,963
Interest and other income—unaffiliated issuers	333,887
Income from securities loaned—net	10,518
Foreign taxes withheld	(4,740)
Total income	$3,048,628
Expenses:
Investment management fees (Note B)	2,904,253
Administration fees (Note B):
Class I	428,984
Class S	1,201,100
Distribution fees (Note B):
Class S	1,000,916
Shareholder servicing agent fees:
Class I	4,857
Class S	3,936
Audit fees	41,220
Custodian and accounting fees	49,064
Insurance	13,367
Legal fees	102,950
Shareholder reports	17,603
Trustees' fees and expenses	63,533
Miscellaneous and other fees	32,556
Total expenses	5,864,339
Expenses reimbursed by Management (Note B)	(165,528)
Total net expenses	5,698,811
Net investment income/(loss)	$(2,650,183)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	81,456,573
Settlement of foreign currency transactions	(17)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	37,161,993
Net gain/(loss) on investments	118,618,549
Net increase/(decrease) in net assets resulting from operations	$115,968,366
See Notes to Financial Statements
6

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP GROWTH PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(2,650,183)	$(1,573,427)
Net realized gain/(loss) on investments	81,456,556	35,055,846
Change in net unrealized appreciation/(depreciation) of investments	37,161,993	46,324,650
Net increase/(decrease) in net assets resulting from operations	115,968,366	79,807,069
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(7,735,152)	—
Class S	(25,540,176)	—
Total distributions to shareholders	(33,275,328)	—
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	11,814,091	6,684,921
Class S	9,491,569	9,160,764
Proceeds from reinvestment of dividends and distributions:
Class I	7,735,152	—
Class S	25,540,176	—
Payments for shares redeemed:
Class I	(25,997,764)	(10,900,091)
Class S	(66,082,876)	(38,690,270)
Net increase/(decrease) from Fund share transactions	(37,499,652)	(33,744,676)
Net Increase/(Decrease) in Net Assets	45,193,386	46,062,393
Net Assets:
Beginning of year	505,749,502	459,687,109
End of year	$550,942,888	$505,749,502
See Notes to Financial Statements
7

Notes to Financial Statements Mid Cap Growth Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that
8

case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2024, was $18,833.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
9

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at December 31, 2024 was $430,431,661. The estimated gross unrealized appreciation was $146,285,538 and estimated gross unrealized depreciation was $22,504,116 resulting in net unrealized appreciation in value of investments of $123,781,422 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$—	$—	$33,275,328	$—	$33,275,328	$—

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$23,956,749	$54,398,938	$123,781,422	$—	$—	$202,137,109
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and/or recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the
10

complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated
11

issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of December 31, 2024, the Fund had outstanding loans of securities to certain approved brokers, with a value of $3,263,122, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$3,288,668	$—	$—	$—	$3,288,668
Total Borrowings	$3,288,668	$—	$—	$—	$3,288,668

(a)	Amounts represent the payable for loaned securities collateral received.
12
Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s securities lending assets at fair value are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund’s securities lending assets by counterparty and net of the related collateral received by the Fund for assets as of December 31, 2024.
Description	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Securities lending	$3,263,122	$—

Gross Amounts Not Offset in the Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$3,263,122	$—	$(3,263,122)	$—	$—	$—	$—	$—
Total	$3,263,122	$—	$(3,263,122)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of December 31, 2024, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of December 31, 2024.

13
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
12

14
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
15
Segment reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.53% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
13

At December 31, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Class I	1.00%	12/31/27	$—	$—	$—
Class S	1.10%	12/31/27	408,152	240,209	165,528

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2024, there were purchase and sale transactions of long-term securities of $513,477,568 and $580,993,284, respectively.
During the year ended December 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2024, and December 31, 2023, was as follows:
	For the Year Ended December 31, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	390,547	252,041	(858,145)	(215,557)	274,261	—	(445,885)	(171,624)
Class S	365,263	977,427	(2,526,237)	(1,183,547)	438,325	—	(1,839,423)	(1,401,098)
14

Note E—Line of Credit:
At December 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2024. During the year ended December 31, 2024, the Fund did not utilize the Credit Facility.
15

Financial Highlights
Mid Cap Growth Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$26.63	$22.54	$40.34	$39.80	$29.76
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.10)	(0.05)	(0.08)	(0.24)	(0.17)
Net Gains or Losses on Securities (both realized and unrealized)	6.46	4.14	(11.90)	5.48	11.89
Total From Investment Operations	6.36	4.09	(11.98)	5.24	11.72
Less Distributions From:
Net Realized Capital Gains	(1.71)	—	(5.82)	(4.70)	(1.68)
Net Asset Value, End of Year	$31.28	$26.63	$22.54	$40.34	$39.80
Total Return[b]	24.02%[c]	18.15%[c]	(28.73)%[c]	12.99%[c]	39.98%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$147.6	$131.3	$115.0	$165.7	$139.4
Ratio of Gross Expenses to Average Net Assets[d]	0.90%	0.92%	0.96%	0.89%	0.91%
Ratio of Net Expenses to Average Net Assets	0.90%	0.92%	0.96%	0.89%	0.91%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.34)%	(0.20)%	(0.27)%	(0.56)%	(0.54)%
Portfolio Turnover Rate	96%	105%	60%	47%	54%
See Notes to Financial Highlights
16

Financial Highlights  (cont’d)

Class S
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$22.92	$19.43	$36.02	$36.06	$27.14
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.14)	(0.08)	(0.11)	(0.30)	(0.22)
Net Gains or Losses on Securities (both realized and unrealized)	5.55	3.57	(10.66)	4.96	10.82
Total From Investment Operations	5.41	3.49	(10.77)	4.66	10.60
Less Distributions From:
Net Realized Capital Gains	(1.71)	—	(5.82)	(4.70)	(1.68)
Net Asset Value, End of Year	$26.62	$22.92	$19.43	$36.02	$36.06
Total Return[b]	23.76%[c]	17.96%[c]	(28.83)%[c]	12.72%[c]	39.71%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$403.4	$374.4	$344.7	$497.6	$459.2
Ratio of Gross Expenses to Average Net Assets[d]	1.14%	1.17%	1.21%	1.14%	1.16%
Ratio of Net Expenses to Average Net Assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.54)%	(0.37)%	(0.41)%	(0.77)%	(0.74)%
Portfolio Turnover Rate	96%	105%	60%	47%	54%
See Notes to Financial Highlights
17

Notes to Financial Highlights Mid Cap Growth Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund’s total returns for the year ended December 31, 2024. The class action proceeds received in 2023, 2022 and
2021 had no impact on the Fund’s total returns for the years ended December 31, 2023, 2022 and 2021, respectively.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 13, 2025
19

Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Mid Cap Growth Portfolio (the "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
20

This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided.
The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management. The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management.  The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates,
21

and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance.  For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the second quintile for the 1- and 5-year periods and the third quintile for the 3- and 10-year periods. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories.  The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period. Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the
22

administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee and total expenses each ranked in the fourth quintile.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund
23

and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.
24

Notice to Shareholders
The Fund designates $33,275,328 as a capital gain distribution.
25

Neuberger Berman
Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2024
B1012 02/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2024 (Unaudited)
Mid Cap Intrinsic Value Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Mid Cap Intrinsic Value Portfolio^  December 31, 2024

Number of Shares		Value
Common Stocks 100.2%
Aerospace & Defense 2.4%
2,384	General Dynamics Corp.	$628,160
11,174	L3Harris Technologies, Inc.	2,349,669
		2,977,829
Air Freight & Logistics 2.9%
8,647	FedEx Corp.	2,432,660
26,900	GXO Logistics, Inc.	1,170,150 *
		3,602,810
Automobile Components 2.2%
45,209	Aptiv PLC	2,734,240 *
Banks 3.5%
133,155	Huntington Bancshares, Inc.	2,166,432
49,870	Truist Financial Corp.	2,163,360
		4,329,792
Building Products 2.9%
32,647	Fortune Brands Innovations, Inc.	2,230,770
58,410	Resideo Technologies, Inc.	1,346,350 *
		3,577,120
Chemicals 1.6%
10,155	Albemarle Corp.	874,143
16,507	Ashland, Inc.	1,179,590
		2,053,733
Commercial Services & Supplies 1.5%
92,481	OPENLANE, Inc.	1,834,823 *
Communications Equipment 3.5%
36,809	Ciena Corp.	3,121,771 *
2,640	Motorola Solutions, Inc.	1,220,287
		4,342,058
Construction & Engineering 2.1%
27,317	Arcosa, Inc.	2,642,647
Consumer Finance 1.0%
19,431	Bread Financial Holdings, Inc.	1,186,457
Consumer Staples Distribution & Retail 1.0%
17,137	Dollar Tree, Inc.	1,284,247 *
Containers & Packaging 2.0%
5,112	Avery Dennison Corp.	956,608
45,455	Sealed Air Corp.	1,537,743
		2,494,351
Electric Utilities 1.9%
61,060	FirstEnergy Corp.	2,428,967
Electronic Equipment, Instruments & Components 7.7%
6,441	CDW Corp.	1,120,992
19,256	Coherent Corp.	1,824,121 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
33,333	IPG Photonics Corp.	$2,423,976 *
13,847	Itron, Inc.	1,503,507 *
5,878	Teledyne Technologies, Inc.	2,728,156 *
		9,600,752
Energy Equipment & Services 2.0%
62,285	Baker Hughes Co.	2,554,931
Entertainment 1.4%
231,998	Lions Gate Entertainment Corp. Class B	1,751,585 *
Financial Services 1.5%
16,955	Global Payments, Inc.	1,899,977
Food Products 2.6%
97,769	Hain Celestial Group, Inc.	601,279 *
7,419	Lamb Weston Holdings, Inc.	495,812
62,973	TreeHouse Foods, Inc.	2,212,242 *
		3,309,333
Health Care Equipment & Supplies 3.7%
40,609	Avanos Medical, Inc.	646,495 *
26,391	Haemonetics Corp.	2,060,610 *
18,670	Zimmer Biomet Holdings, Inc.	1,972,112
		4,679,217
Health Care Providers & Services 2.0%
4,487	McKesson Corp.	2,557,186
Hotels, Restaurants & Leisure 5.8%
22,973	Bloomin' Brands, Inc.	280,500
112,638	International Game Technology PLC	1,989,187
54,350	MGM Resorts International	1,883,228 *
48,038	Travel & Leisure Co.	2,423,517
11,348	United Parks & Resorts, Inc.	637,644 *
		7,214,076
Independent Power and Renewable Electricity Producers 2.6%
23,238	Vistra Corp.	3,203,823
Industrial REITs 0.5%
18,180	STAG Industrial, Inc.	614,848
Insurance 3.2%
10,864	Allstate Corp.	2,094,471
16,837	Globe Life, Inc.	1,877,662
		3,972,133
IT Services 3.2%
30,329	Kyndryl Holdings, Inc.	1,049,383 *
13,647	Wix.com Ltd.	2,927,964 *
		3,977,347
See Notes to Financial Statements
2

Schedule of Investments Mid Cap Intrinsic Value Portfolio^  (cont’d)
Number of Shares		Value
Life Sciences Tools & Services 0.5%
3,133	Charles River Laboratories International, Inc.	$578,352 *
Machinery 2.2%
133,091	Gates Industrial Corp. PLC	2,737,682 *
Multi-Utilities 3.8%
92,914	CenterPoint Energy, Inc.	2,948,161
33,118	Dominion Energy, Inc.	1,783,736
		4,731,897
Oil, Gas & Consumable Fuels 6.1%
35,261	Devon Energy Corp.	1,154,093
20,838	EOG Resources, Inc.	2,554,322
9,294	Phillips 66	1,058,865
53,643	Williams Cos., Inc.	2,903,159
		7,670,439
Professional Services 5.6%
219,400	Alight, Inc. Class A	1,518,248
31,305	Concentrix Corp.	1,354,567
368,700	Conduent, Inc.	1,489,548 *
46,000	KBR, Inc.	2,664,780
		7,027,143
Retail REITs 2.1%
34,918	Regency Centers Corp.	2,581,488
Semiconductors & Semiconductor Equipment 3.5%
16,596	Enphase Energy, Inc.	1,139,813 *
6,116	NXP Semiconductors NV	1,271,211
21,577	Skyworks Solutions, Inc.	1,913,448
		4,324,472
Software 3.7%
21,380	DocuSign, Inc.	1,922,917 *
Number of Shares		Value
Software – cont'd
98,195	UiPath, Inc. Class A	$1,248,058 *
18,429	Zoom Communications, Inc.	1,503,991 *
		4,674,966
Specialty Retail 1.0%
8,128	Best Buy Co., Inc.	697,383
26,341	ODP Corp.	598,994 *
		1,296,377
Technology Hardware, Storage & Peripherals 4.5%
128,944	Hewlett Packard Enterprise Co.	2,752,954
47,698	Pure Storage, Inc. Class A	2,930,088 *
		5,683,042
Textiles, Apparel & Luxury Goods 0.7%
118,297	Under Armour, Inc. Class C	882,496 *
Trading Companies & Distributors 1.8%
23,900	AerCap Holdings NV	2,287,230

Total Common Stocks (Cost $98,541,401)		125,299,866
Short-Term Investments 0.3%
Investment Companies 0.3%
336,618	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43%(a) (Cost $336,618)	336,618
Total Investments 100.5% (Cost $98,878,019)		125,636,484
Liabilities Less Other Assets (0.5)%		(610,221)
Net Assets 100.0%		$125,026,263

*	Non-income producing security.
(a)	Represents 7-day effective yield as of December 31, 2024.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$125,299,866	$—	$—	$125,299,866
Short-Term Investments	—	336,618	—	336,618
Total Investments	$125,299,866	$336,618	$—	$125,636,484

#	The Schedule of Investments provides information on the industry or sector categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
3

Statement of Assets and Liabilities
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
December 31, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$125,636,484
Dividends and interest receivable	124,457
Receivable for Fund shares sold	3,375
Prepaid expenses and other assets	1,077
Total Assets	125,765,393
Liabilities
Payable to investment manager (Note B)	60,347
Payable for Fund shares redeemed	579,674
Payable to administrator—net (Note B)	32,441
Payable to trustees	1,543
Payable for audit fees	41,220
Other accrued expenses and payables	23,905
Total Liabilities	739,130
Net Assets	$125,026,263
Net Assets consist of:
Paid-in capital	$87,879,441
Total distributable earnings/(losses)	37,146,822
Net Assets	$125,026,263
Net Assets
Class I	$93,910,264
Class S	31,115,999
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	5,694,110
Class S	1,525,378
Net Asset Value, offering and redemption price per share
Class I	$16.49
Class S	20.40
*Cost of Investments:
(a) Unaffiliated issuers	$98,878,019

See Notes to Financial Statements
4

Statement of Operations
Neuberger Berman Advisers Management Trust
Mid Cap Intrinsic Value Portfolio
For the Fiscal Year Ended December 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,869,900
Interest and other income—unaffiliated issuers	25,403
Foreign taxes withheld	(3,810)
Total income	$1,891,493
Expenses:
Investment management fees (Note B)	696,341
Administration fees (Note B):
Class I	281,323
Class S	98,499
Distribution fees (Note B):
Class S	82,083
Shareholder servicing agent fees:
Class I	2,580
Class S	1,452
Audit fees	41,220
Custodian and accounting fees	44,113
Insurance	3,222
Legal fees	93,614
Trustees' fees and expenses	62,805
Miscellaneous and other fees	8,544
Total expenses	1,415,796
Expenses reimbursed by Management (Note B)	(16,517)
Total net expenses	1,399,279
Net investment income/(loss)	$492,214
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	10,129,439
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	228,717
Net gain/(loss) on investments	10,358,156
Net increase/(decrease) in net assets resulting from operations	$10,850,370
See Notes to Financial Statements
5

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	MID CAP INTRINSIC VALUE PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$492,214	$858,821
Net realized gain/(loss) on investments	10,129,439	3,710,558
Change in net unrealized appreciation/(depreciation) of investments	228,717	8,163,976
Net increase/(decrease) in net assets resulting from operations	10,850,370	12,733,355
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(3,707,300)	(5,503,858)
Class S	(935,606)	(1,568,639)
Total distributions to shareholders	(4,642,906)	(7,072,497)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	6,151,488	6,171,256
Class S	2,585,700	1,899,260
Proceeds from reinvestment of dividends and distributions:
Class I	3,707,300	5,503,858
Class S	935,606	1,568,639
Payments for shares redeemed:
Class I	(13,121,694)	(11,825,798)
Class S	(7,992,507)	(6,423,878)
Net increase/(decrease) from Fund share transactions	(7,734,107)	(3,106,663)
Net Increase/(Decrease) in Net Assets	(1,526,643)	2,554,195
Net Assets:
Beginning of year	126,552,906	123,998,711
End of year	$125,026,263	$126,552,906
See Notes to Financial Statements
6

Notes to Financial Statements Mid Cap Intrinsic Value Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of
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4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2024, was $83,385.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute
8

substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at December 31, 2024 was $99,249,157. The estimated gross unrealized appreciation was $37,656,789 and estimated gross unrealized depreciation was $11,269,462 resulting in net unrealized appreciation in value of investments of $26,387,327 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$816,051	$2,057,687	$3,826,855	$5,014,810	$4,642,906	$7,072,497

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$510,468	$10,249,027	$26,387,327	$—	$—	$37,146,822
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales and tax adjustments related to other investments.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not
9

report this information to the Fund until the following calendar year. At December 31, 2024, the Fund estimated these amounts for the period January 1, 2024 to December 31, 2024 within the financial statements because the 2024 information is not available from the REITs until after the Fund’s fiscal year-end. All estimates are based upon REIT information sources available to the Fund together with actual IRS Forms 1099-DIV received to date. For the year ended December 31, 2024, the character of distributions paid to shareholders of the Fund, if any, disclosed within the Statements of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund’s distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund’s fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income are often recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during its fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund’s distributions as reported herein may differ from the final composition determined after calendar year-end.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10

Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2024, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
14
Segment reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has
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determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:
			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Class I	1.50%	12/31/27	$—	$—	$—
Class S	1.25%	12/31/27	10,018	5,652	16,517

(a)	Expense limitation per annum of the respective class's average daily net assets.
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Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the “Plan”) for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2024, there were purchase and sale transactions of long-term securities of $26,139,019 and $37,006,117, respectively.
During the year ended December 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2024, and December 31, 2023, was as follows:
	For the Year Ended December 31, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	378,181	224,277	(797,695)	(195,237)	405,739	389,792	(765,408)	30,123
Class S	129,377	45,751	(397,011)	(221,883)	102,535	90,516	(345,032)	(151,981)
Note E—Line of Credit:
At December 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2024. During the year ended December 31, 2024, the Fund did not utilize the Credit Facility.
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Financial Highlights
Mid Cap Intrinsic Value Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$15.76	$15.20	$20.33	$15.40	$16.01
Income From Investment Operations:
Net Investment Income/(Loss)[a]	0.07	0.12	0.16	0.14	0.14
Net Gains or Losses on Securities (both realized and unrealized)	1.32	1.43	(2.39)	4.91	(0.59)
Total From Investment Operations	1.39	1.55	(2.23)	5.05	(0.45)
Less Distributions From:
Net Investment Income	(0.12)	(0.16)	(0.11)	(0.12)	(0.16)
Net Realized Capital Gains	(0.54)	(0.83)	(2.79)	—	—
Total Distributions	(0.66)	(0.99)	(2.90)	(0.12)	(0.16)
Net Asset Value, End of Year	$16.49	$15.76	$15.20	$20.33	$15.40
Total Return[b]	8.82%[c]	11.00%[c]	(9.75)%[c]	32.80%	(2.62)%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$93.9	$92.8	$89.1	$109.8	$92.0
Ratio of Gross Expenses to Average Net Assets[d]	1.05%	1.02%	1.03%	1.00%	1.03%
Ratio of Net Expenses to Average Net Assets	1.05%	1.02%	1.03%	1.00%	1.03%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.44%	0.78%	0.87%	0.74%	1.12%
Portfolio Turnover Rate	21%	20%	14%	40%	35%
See Notes to Financial Highlights
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Financial Highlights  (cont’d)

Class S
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$19.32	$18.39	$23.82	$18.02	$18.68
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.05	0.10	0.14	0.10	0.13
Net Gains or Losses on Securities (both realized and unrealized)	1.63	1.76	(2.75)	5.76	(0.68)
Total From Investment Operations	1.68	1.86	(2.61)	5.86	(0.55)
Less Distributions From:
Net Investment Income	(0.06)	(0.10)	(0.03)	(0.06)	(0.11)
Net Realized Capital Gains	(0.54)	(0.83)	(2.79)	—	—
Total Distributions	(0.60)	(0.93)	(2.82)	(0.06)	(0.11)
Net Asset Value, End of Year	$20.40	$19.32	$18.39	$23.82	$18.02
Total Return[b]	8.67%[c]	10.69%[c]	(9.95)%[c]	32.52%	(2.83)%
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$31.1	$33.8	$34.9	$43.5	$39.5
Ratio of Gross Expenses to Average Net Assets[d]	1.30%	1.27%	1.28%	1.25%	1.28%
Ratio of Net Expenses to Average Net Assets	1.25%	1.26%	1.25%	1.25%[e]	1.25%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.24%	0.54%	0.65%	0.48%	0.89%
Portfolio Turnover Rate	21%	20%	14%	40%	35%
See Notes to Financial Highlights
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Notes to Financial Highlights Mid Cap Intrinsic Value Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
Had the Fund not received class action proceeds listed in Note A of the Notes to Financial Statements, total return based on per share NAV for the year ended December 31, 2024 would have been 8.75% for Class I and 8.61% for Class S. The class action proceeds received in 2023 and 2022 had no impact on the Fund's total return for the years ended December 31, 2023 and 2022, respectively.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

e
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

Year Ended December 31,
2021
Class S	1.25%
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Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 13, 2025
17

Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Mid Cap Intrinsic Value Portfolio (the "Fund").  Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").  At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
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This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates,
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and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was lower for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1- and 3-year periods and the fifth quintile for the 5- and 10-year periods.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
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The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs or the Fund’s relatively small size contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and actual management fee each ranked in the fourth quintile and the total expenses ranked in the fifth quintile.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with
21

Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.
22

Notice to Shareholders
100.00% of the dividends earned during the fiscal year ended December 31, 2024 qualify for the dividends received deduction for corporate shareholders.
The Fund designates $3,826,855 as a capital gain distribution.
23

Neuberger Berman
Advisers Management Trust
Short Duration Bond Portfolio
I Class Shares

Annual Financial Statements and Other Information
December 31, 2024
B1011 02/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2024 (Unaudited)
Short Duration Bond Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments Short Duration Bond Portfolio^  December 31, 2024

Principal Amount		Value
Mortgage-Backed Securities 30.0%
Collateralized Mortgage Obligations 14.2%
$66,292	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	$64,960 (a)(b)
193,546	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	192,659 (a)
Chase Home Lending Mortgage Trust
92,032	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	92,167 (a)(b)
158,559	Series 2024-4, Class A6, 6.00%, due 3/25/2055	158,682 (a)(b)
191,862	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	190,143 (a)(b)
200,000	Series 2024-11, Class A4, 6.00%, due 11/25/2055	200,902 (a)(b)
118,471	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	119,109 (a)
Connecticut Avenue Securities Trust
340,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.67%, due 10/25/2041	349,438 (a)(c)
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.22%, due 12/25/2041	414,214 (a)(c)
360,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.47%, due 12/25/2041	365,133 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.67%, due 3/25/2042	197,524 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.07%, due 3/25/2042	414,750 (a)(c)
278,752	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.12%, due 7/25/2042	286,240 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.17%, due 7/25/2042	45,343 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	97,258 (a)(b)
211,351	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	181,982 (a)(b)
Federal Home Loan Mortgage Corp. REMIC
550,291	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 5.67%, due 11/25/2054	545,542 (c)
390,172	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.72%, due 11/25/2054	387,548 (c)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
210,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.07%, due 10/25/2041	211,250 (a)(c)
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.97%, due 2/25/2042	394,083 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.32%, due 2/25/2042	288,433 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.82%, due 3/25/2042	344,718 (a)(c)
472,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.12%, due 8/25/2042	496,064 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.27%, due 5/25/2044	241,282 (a)(c)
Federal National Mortgage Association Connecticut Avenue Securities
185,850	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.12%, due 10/25/2041	186,709 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.21%, due 6/25/2042	264,753 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.17%, due 7/25/2042	233,623 (a)(c)
312,172	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 6.96%, due 12/25/2042	320,893 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.92%, due 1/25/2043	133,842 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.22%, due 5/25/2044	156,570 (a)(c)
565,767	Federal National Mortgage Association REMIC, Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.72%, due 3/25/2054	563,382 (c)
GCAT Trust
132,916	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	128,037 (a)(b)
397,596	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	326,640 (a)(b)
364	Impac Secured Assets Trust, Series 2006-3, Class A4, (1 mo. USD Term SOFR + 0.29%), 4.63%, due 11/25/2036	364 (c)(d)
JP Morgan Mortgage Trust
89,969	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	89,965 (a)(b)
125,632	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	125,801 (a)(b)
100,000	Series 2024-NQM1, Class A1, 5.59%, due 2/25/2064	100,115 (a)
120,000	Series 2024-NQM1, Class A3, 5.95%, due 2/25/2064	120,137 (a)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	194,440 (a)
95,643	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	94,778 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
$200,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	$197,286 (a)
100,000	OBX Trust, Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	97,448 (a)(b)
Sequoia Mortgage Trust
59,526	Series 2024-2, Class A10, 6.00%, due 3/25/2054	59,548 (a)(b)
139,985	Series 2024-4, Class A10, 6.00%, due 5/25/2054	140,275 (a)(b)
386,081	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	316,707 (a)(b)
363,661	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	341,505 (a)
Verus Securitization Trust
373,372	Series 2021-3, Class A3, 1.44%, due 6/25/2066	315,552 (a)(b)
330,961	Series 2021-6, Class A3, 1.89%, due 10/25/2066	279,500 (a)(b)
97,714	Series 2024-7, Class A1, 5.10%, due 9/25/2069	96,964 (a)(b)
97,714	Series 2024-7, Class A3, 5.40%, due 9/25/2069	96,611 (a)
11,260,869
Commercial Mortgage-Backed 8.6%
125,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, due 8/10/2035	123,353 (a)
120,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.30%, due 8/15/2039	121,011 (a)(c)
BBCMS Mortgage Trust
5,292,029	Series 2021-C11, Class XA, 1.36%, due 9/15/2054	321,802 (b)(e)
1,019,941	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	72,115 (b)(e)
Benchmark Mortgage Trust
100,000	Series 2020-IG2, Class UBRC, 3.51%, due 9/15/2048	96,823 (a)(b)
114,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	84,623 (b)
44,000	Series 2023-B40, Class C, 7.41%, due 12/15/2056	45,837 (b)
15,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	15,514 (b)
126,000	Series 2024-V8, Class B, 6.95%, due 7/15/2057	132,301 (b)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	94,497 (b)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.09%, due 4/15/2037	158,260 (a)(c)
BX Commercial Mortgage Trust
205,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.16%, due 9/15/2036	204,491 (a)(c)
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.34%, due 2/15/2039	130,731 (a)(c)
133,887	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.09%, due 3/15/2041	133,887 (a)(c)
110,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.59%, due 11/15/2041	110,344 (a)(c)
BX Trust
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.29%, due 7/15/2029	122,534 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.04%, due 2/15/2041	167,107 (a)(c)
90,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	81,852 (a)(b)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.45%, due 12/15/2037	1,006,000 (a)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.25%, due 12/15/2037	129,106 (a)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 5.85%, due 10/12/2040	99,406 (a)(b)
9,358	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	9,338
COMM Mortgage Trust
100,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	101,144 (a)(b)
120,000	Series 2024-277P, Class B, 7.00%, due 8/10/2044	124,638 (a)(b)
89,527	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	79,854
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.04%, due 8/15/2041	48,240 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.44%, due 8/15/2041	51,000 (a)(c)
13,303,712	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.86%, due 11/15/2048	59,364 (b)(e)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, due 9/10/2035	293,626 (a)(b)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
ELM Trust
$100,000	Series 2024-ELM, Class D10, 6.63%, due 6/10/2039	$100,943 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	101,053 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.64%, due 10/10/2041	98,470 (a)(b)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	119,918 (e)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	83,023 (b)(e)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	67,345 (b)(e)
37,879	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.42%, due 5/25/2044	38,312 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.30%, due 2/10/2056	74,378 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.29%, due 3/15/2039	100,750 (a)(c)
GS Mortgage Securities Trust
23,487	Series 2010-C1, Class B, 5.15%, due 8/10/2043	23,439 (a)
7,585,041	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	76 (b)(e)
64,000	Series 2016-GS2, Class C, 4.70%, due 5/10/2049	61,611 (b)
15,054,450	Series 2015-GC30, Class XA, 0.68%, due 5/10/2050	1,375 (b)(e)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	108,366 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	89,793 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.69%, due 5/15/2041	99,255 (a)(c)
71,652	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	66,957 (b)
Morgan Stanley Capital I Trust
57,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.96%, due 12/15/2038	53,791 (a)(c)
70,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	62,438 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, due 12/15/2056	30,624 (b)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	68,254 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	89,945 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.21%, due 3/15/2036	148,125 (a)(c)
121,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	121,807 (a)(b)
100,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.29%, due 12/15/2039	100,000 (a)(c)
188,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	190,819 (a)
207,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.66%, due 5/15/2038	201,825 (a)(c)
100,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.29%, due 4/15/2037	98,970 (a)(c)
100,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.49%, due 12/15/2039	99,937 (a)(c)
118,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class C, 6.23%, due 7/15/2035	118,288 (a)(b)
6,838,685
Federal Home Loan Mortgage Corp. 3.9%
Pass-Through Certificates
38,658	3.50%, due 5/1/2026	38,270
238,260	4.50%, due 11/1/2039	231,298
1,623,121	5.50%, due 9/1/2052 - 4/1/2053	1,606,130
1,177,262	6.00%, due 10/1/2052 - 3/1/2053	1,183,207
3,058,905
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Federal National Mortgage Association 3.3%
Pass-Through Certificates
$455,064	4.50%, due 5/1/2041 - 5/1/2044	$439,547
923,974	5.50%, due 11/1/2052 - 5/1/2053	914,158
1,235,870	6.00%, due 11/1/2052 - 10/1/2053	1,248,307
2,602,012
Total Mortgage-Backed Securities (Cost $25,436,486)		23,760,471
Asset-Backed Securities 20.9%
Automobiles 3.1%
Avis Budget Rental Car Funding AESOP LLC
96,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	94,219 (a)
115,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	115,680 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	148,211 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	125,759 (a)
299,238	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	304,099 (a)
218,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	220,269 (a)
GLS Auto Select Receivables Trust
157,200	Series 2024-2A, Class A2, 5.58%, due 6/17/2030	158,970 (a)
30,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	29,362 (a)
79,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	76,932 (a)
196,966	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	199,152 (a)
55,378	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	54,903 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	545,524 (a)
45,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	45,327
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	63,599 (a)
133,853	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	135,770 (a)
172,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	173,179 (a)
2,490,955
Home Equity 0.9%
JP Morgan Mortgage Trust
125,797	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.30%, due 3/20/2054	126,866 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.70%, due 5/25/2054	75,744 (a)(c)
106,916	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.10%, due 8/25/2054	107,523 (a)(c)
42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.60%, due 8/25/2054	42,205 (a)(c)
Towd Point Mortgage Trust
184,055	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	184,609 (a)
167,617	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	168,854 (a)
705,801
Other 15.6%
148,702	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	136,254 (a)
135,609	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	137,169 (a)
95,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	95,153 (a)
187,201	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	190,377 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	109,693 (a)
166,441	Series 2023-2, Class A2, 6.28%, due 4/14/2032	169,073 (a)
Cloud Capital Holdco LP
110,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	109,631 (a)
71,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	70,491 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
Compass Datacenters Issuer II LLC
$145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	$144,234 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	100,618 (a)
110,593	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	111,419 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	120,965 (a)
Dell Equipment Finance Trust
100,000	Series 2023-3, Class A3, 5.93%, due 4/23/2029	101,314 (a)
165,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	166,577 (a)
128,418	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	130,968 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%),6.10%, due 10/20/2034	565,211 (a)(c)
100,000	Foundation Finance Trust, Series 2024-2A, Class B, 4.93%, due 3/15/2050	98,537 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	224,930 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	65,836 (a)
Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.61%, due 3/1/2028	100,278 (a)(c)
100,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.01%, due 3/1/2028	100,276 (a)(c)
222,584	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	224,094 (a)
Hilton Grand Vacations Trust
47,857	Series 2022-2A, Class A, 4.30%, due 1/25/2037	47,168 (a)
47,857	Series 2022-2A, Class B, 4.74%, due 1/25/2037	47,187 (a)
96,662	Series 2024-2A, Class C, 5.99%, due 3/25/2038	97,356 (a)
87,288	Series 2024-1B, Class A, 5.75%, due 9/15/2039	88,274 (a)
63,284	Series 2024-1B, Class B, 5.99%, due 9/15/2039	63,739 (a)
36,370	Series 2024-1B, Class C, 6.62%, due 9/15/2039	36,671 (a)
176,290	Series 2024-3A, Class A, 4.98%, due 8/27/2040	175,394 (a)
196,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	198,176 (a)
156,563	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	159,321 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%),7.63%, due 10/20/2030	502,876 (a)(c)
MVW LLC
190,527	Series 2021-2A, Class A, 1.43%, due 5/20/2039	178,722 (a)
132,059	Series 2021-2A, Class B, 1.83%, due 5/20/2039	124,236 (a)
39,440	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	37,226 (a)
95,955	Series 2024-2A, Class B, 4.58%, due 3/20/2042	93,862 (a)
95,955	Series 2024-2A, Class C, 4.92%, due 3/20/2042	93,635 (a)
120,246	Series 2024-1A, Class B, 5.51%, due 2/20/2043	120,885 (a)
116,300	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	116,896 (a)
167,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	167,154 (a)
412,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	417,450 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%),6.18%, due 4/25/2037	1,005,325 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (3 mo. USD Term SOFR + 1.39%),6.05%, due 7/15/2039	1,911,379 (a)(c)
Sierra Timeshare Receivables Funding LLC
41,453	Series 2020-2A, Class C, 3.51%, due 7/20/2037	41,094 (a)
57,814	Series 2023-2A, Class C, 7.30%, due 4/20/2040	58,943 (a)
85,291	Series 2023-3A, Class B, 6.44%, due 9/20/2040	86,676 (a)
80,714	Series 2024-2A, Class C, 5.83%, due 6/20/2041	80,743 (a)
171,785	Series 2024-3A, Class C, 5.32%, due 8/20/2041	170,743 (a)
130,490	Series 2024-1A, Class C, 5.94%, due 1/20/2043	130,767 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	$156,946 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	265,366 (a)
132,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	133,607 (a)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	120,706 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	97,258 (a)
151,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	150,782 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	202,363 (a)
1,300,000	Trestles CLO III Ltd., Series 2020-3A, Class D1R, (3 mo. USD Term SOFR + 3.15%),7.77%, due 10/20/2037	1,326,385 (a)(c)
242,989	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	243,459 (a)
135,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	138,996 (a)
12,360,864
Student Loan 1.3%
Bayview Opportunity Master Fund VII LLC
34,112	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.37%, due 6/25/2047	34,295 (a)(c)
14,497	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.32%, due 6/25/2047	14,626 (a)(c)
Navient Private Education Refi Loan Trust
226,762	Series 2021-CA, Class A, 1.06%, due 10/15/2069	202,172 (a)
360,838	Series 2021-EA, Class A, 0.97%, due 12/16/2069	317,763 (a)
275,110	Series 2021-FA, Class A, 1.11%, due 2/18/2070	240,219 (a)
188,740	Series 2024-A, Class A, 5.66%, due 10/15/2072	190,727 (a)
999,802
Total Asset-Backed Securities (Cost $16,490,810)		16,557,422

Corporate Bonds 44.1%
Advertising 0.1%
90,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	86,631 (a)
Aerospace & Defense 2.3%
Boeing Co.
480,000	2.70%, due 2/1/2027	457,714
380,000	6.30%, due 5/1/2029	393,895
570,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	577,005
400,000	RTX Corp., 4.13%, due 11/16/2028	389,328
1,817,942
Airlines 0.6%
160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	158,670 (a)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	140,592 (a)
178,333	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	177,213 (a)
476,475
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value

Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC
$20,000	6.95%, due 6/10/2026	$20,452
190,000	7.35%, due 11/4/2027	198,945
65,000	6.80%, due 5/12/2028	67,168
160,000	2.90%, due 2/10/2029	143,289
429,854
Banks 12.2%
Banco Santander SA
550,000	2.75%, due 5/28/2025	544,725
1,220,000	5.15%, due 8/18/2025	1,221,113
1,085,000	Bank of America Corp., 3.38%, due 4/2/2026	1,080,798 (f)
Barclays PLC
465,000	5.67%, due 3/12/2028	470,798 (f)
400,000	4.84%, due 9/10/2028	397,577 (f)
865,000	Citigroup, Inc., 4.54%, due 9/19/2030	840,519 (f)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,570,228 (f)
860,000	Lloyds Banking Group PLC, 5.09%, due 11/26/2028	860,954 (f)
240,000	M&T Bank Corp., 4.83%, due 1/16/2029	238,976 (f)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	430,650
Morgan Stanley
410,000	1.59%, due 5/4/2027	392,998 (f)
160,000	5.65%, due 4/13/2028	162,704 (f)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	352,670 (f)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,096,635 (f)
9,661,345
Building Materials 0.2%
140,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	134,156 (a)
Chemicals 0.8%
65,000	INEOS Finance PLC, 7.50%, due 4/15/2029	66,535 (a)
Olympus Water U.S. Holding Corp.
170,000	7.13%, due 10/1/2027	172,375 (a)
115,000	9.75%, due 11/15/2028	122,017 (a)
230,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	225,264 (a)
80,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	77,524 (a)
663,715
Commercial Services 0.6%
145,000	Champions Financing, Inc., 8.75%, due 2/15/2029	141,406 (a)
80,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	79,560 (a)
105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	113,083 (a)
140,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	126,122 (a)
460,171
Computers 0.7%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	123,474 (a)
415,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	410,647
534,121
Distribution - Wholesale 0.3%
120,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	117,843 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value

Distribution - Wholesale – cont'd
$140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	$126,815 (a)
244,658
Diversified Financial Services 1.7%
540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	543,482
410,000	Capital One Financial Corp., 2.64%, due 3/3/2026	408,258 (f)
250,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	254,973 (a)
140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	143,309 (a)
1,350,022
Electric 2.3%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	291,866 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	86,320 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	451,390
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	88,323 (a)(f)(g)
Pacific Gas & Electric Co.
265,000	3.50%, due 6/15/2025	263,116
410,000	3.45%, due 7/1/2025	406,792
200,000	Vistra Corp., 7.00%, due 12/15/2026	201,141 (a)(f)(g)
1,788,948
Engineering & Construction 0.3%
240,000	Artera Services LLC, 8.50%, due 2/15/2031	231,329 (a)
Entertainment 1.8%
Warnermedia Holdings, Inc.
1,010,000	6.41%, due 3/15/2026	1,010,403
410,000	4.05%, due 3/15/2029	381,484
1,391,887
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	113,699 (a)
Healthcare - Products 0.1%
80,000	Medline Borrower LP, 5.25%, due 10/1/2029	77,205 (a)
Healthcare - Services 0.1%
120,000	CHS/Community Health Systems, Inc., 5.63%, due 3/15/2027	115,166 (a)
Holding Companies - Diversified 0.1%
85,000	Benteler International AG, 10.50%, due 5/15/2028	89,359 (a)
Insurance 1.7%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	218,181 (a)
800,000	Arthur J Gallagher & Co., 4.60%, due 12/15/2027	796,795
280,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	282,936 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	77,596 (a)
1,375,508
Internet 0.5%
410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	396,506 (a)
Iron - Steel 0.2%
200,000	Cleveland-Cliffs, Inc., 6.88%, due 11/1/2029	197,860 (a)
Leisure Time 0.4%
130,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	135,508 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value

Leisure Time – cont'd
$140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	$140,052 (a)
80,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	80,439 (a)
		355,999
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	169,129 (a)
Machinery - Diversified 0.3%
200,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	199,854 (a)
Media 0.8%
	CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,772 (a)
160,000	5.13%, due 5/1/2027	157,219 (a)
290,000	CSC Holdings LLC, 5.50%, due 4/15/2027	259,550 (a)
120,000	Sirius XM Radio LLC, 4.00%, due 7/15/2028	110,563 (a)
		607,104
Oil & Gas 1.6%
90,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, due 12/31/2028	91,875 (a)
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	199,281 (a)
830,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	837,958
120,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 11/1/2028	116,209 (a)
		1,245,323
Oil & Gas Services 0.1%
100,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	100,077 (a)
Packaging & Containers 0.4%
305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	311,164 (a)
Pharmaceuticals 0.9%
295,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	300,683 (a)
410,000	CVS Health Corp., 4.30%, due 3/25/2028	397,252
		697,935
Pipelines 2.9%
174,000	Enbridge, Inc., 5.25%, due 4/5/2027	176,071
485,000	Energy Transfer LP, 6.05%, due 12/1/2026	495,384
	Genesis Energy LP/Genesis Energy Finance Corp.
18,000	8.00%, due 1/15/2027	18,313
150,000	8.25%, due 1/15/2029	151,482
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	617,894
375,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	374,446
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	277,424 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	166,447 (a)
		2,277,461
Real Estate 0.2%
150,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	150,136 (a)
Real Estate Investment Trusts 2.4%
	American Tower Corp.
405,000	1.60%, due 4/15/2026	388,935
860,000	1.45%, due 9/15/2026	813,027
216,000	American Tower Trust 1, 5.49%, due 3/15/2053	218,102 (a)
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value

Real Estate Investment Trusts – cont'd
$190,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	$173,950 (a)
80,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	77,209 (a)
140,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	149,279 (a)
45,000	XHR LP, 6.63%, due 5/15/2030	45,148 (a)
		1,865,650
Semiconductors 0.9%
738,000	Broadcom, Inc., 5.05%, due 7/12/2027	744,835
Software 2.8%
910,000	AppLovin Corp., 5.13%, due 12/1/2029	907,775
290,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	275,601 (a)
120,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	117,785 (a)
915,000	Oracle Corp., 1.65%, due 3/25/2026	882,054
		2,183,215
Telecommunications 3.0%
220,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	204,678 (a)
1,050,000	Crown Castle Towers LLC, 3.66%, due 5/15/2045	1,044,564 (a)
	Level 3 Financing, Inc.
180,000	10.50%, due 4/15/2029	200,592 (a)
70,000	11.00%, due 11/15/2029	78,744 (a)
690,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	674,102
170,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	156,784 (a)
		2,359,464
Total Corporate Bonds (Cost $35,025,105)		34,903,903
Loan Assignments(c) 1.3%
Aerospace & Defense 0.1%
88,104	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.42%, due 2/1/2028	81,808
Air Transport 0.1%
63,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.63%, due 4/20/2028	64,596
Business Equipment & Services 0.2%
173,364	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.44%, due 5/18/2025	173,581
Commercial Services 0.1%
89,320	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.76%, due 4/11/2029	79,957
Diversified Insurance 0.3%
198,006	HUB International Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.37%, due 6/20/2030	198,996
Leisure Goods - Activities - Movies 0.1%
82,823	Carnival Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 7.32%, due 8/8/2027	83,263
Life Sciences Tools & Services 0.3%
208,425	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.33%, due 9/27/2030	203,371
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Principal Amount		Value
Loan Assignments cont'd
Retailers (except food & drug) 0.1%
$87,799	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.12%, due 3/3/2028	$85,119

Total Loan Assignments (Cost $974,349)		970,691
Number of Shares
Short-Term Investments 2.4%
Investment Companies 2.4%
1,895,356	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.43%(h) (Cost $1,895,356)	1,895,356
Total Investments 98.7% (Cost $79,822,106)		78,087,843
Other Assets Less Liabilities 1.3%		1,050,952 (i)
Net Assets 100.0%		$79,138,795

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At December 31, 2024, these securities amounted to $42,474,690, which represents 53.7% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
December 31, 2024.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of December 31, 2024 and changes periodically.
(d)
Security fair valued as of December 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at December 31, 2024 amounted to $364, which represents 0.0%
of net assets of the Fund.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	Represents 7-day effective yield as of December 31, 2024.
(i)	Includes the impact of the Fund’s open positions in derivatives at December 31, 2024.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$65,309,365	82.5%
Cayman Islands	5,566,149	7.1%
Spain	1,765,838	2.2%
United Kingdom	1,729,329	2.2%
Ireland	989,304	1.3%
Germany	500,537	0.6%
Canada	176,071	0.2%
Austria	89,359	0.1%
Luxembourg	66,535	0.1%
Short-Term Investments and Other Assets—Net	2,946,308	3.7%
	$79,138,795	100.0%
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At December 31, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	206	U.S. Treasury Note, 2 Year	$42,355,531	$9,913
Total Long Positions			$42,355,531	$9,913

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	14	U.S. Treasury Note, 10 Year	$(1,522,500)	$14,957
3/2025	108	U.S. Treasury Note, 5 Year	(11,480,906)	49,082
3/2025	13	U.S. Treasury Note, Ultra 10 Year	(1,447,063)	20,084
3/2025	9	U.S. Treasury Ultra Bond	(1,070,156)	28,947
Total Short Positions			$(15,520,625)	$113,070
Total Futures				$122,983
At December 31, 2024, the Fund had $246,700 deposited in a segregated account to cover margin requirements on open futures.
For the year ended December 31, 2024, the average notional value for the months where the Fund had futures outstanding was $44,837,313 for long positions and $(13,932,844) for short positions.
Credit default swap contracts ("credit default swaps")
At December 31, 2024, the Fund did not have any outstanding credit default swaps.
For the year ended December 31, 2024, the average notional value for the months where the Fund had credit default swaps outstanding was $800,000 for buy protection.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$23,760,471	$—	$23,760,471
Asset-Backed Securities#	—	16,557,422	—	16,557,422
Corporate Bonds#	—	34,903,903	—	34,903,903
Loan Assignments#	—	970,691	—	970,691
Short-Term Investments	—	1,895,356	—	1,895,356
Total Investments	$—	$78,087,843	$—	$78,087,843

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Financial Statements

Schedule of Investments Short Duration Bond Portfolio^  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 12/31/2024
Investments in Securities:
Corporate Bonds(1)	$112	$1	$(8)	$80	$—	$(185)	$—	$—	$—	$—
Total	$112	$1	$(8)	$80	$—	$(185)	$—	$—	$—	$—
(1) At the beginning of the year, these investments were valued in accordance with the procedures approved by the Board of Trustees. The Fund held no Level 3 investments at December 31, 2024.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of December 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$122,983	$—	$—	$122,983
Total	$122,983	$—	$—	$122,983

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statement of Assets and Liabilities
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
December 31, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$78,087,843
Cash collateral segregated for futures contracts (Note A)	246,700
Interest receivable	663,624
Receivable for securities sold	86,825
Receivable for accumulated variation margin on futures contracts (Note A)	122,983
Receivable for Fund shares sold	63,713
Prepaid expenses and other assets	2,583
Total Assets	79,274,271
Liabilities
Payable to investment manager (Note B)	11,444
Payable for Fund shares redeemed	8,464
Payable to administrator (Note B)	26,927
Payable to trustees	1,571
Payable for audit fees	51,520
Payable for custodian and accounting fees	16,227
Payable for shareholder reports	7,505
Payable for legal fees	6,220
Other accrued expenses and payables	5,598
Total Liabilities	135,476
Net Assets	$79,138,795
Net Assets consist of:
Paid-in capital	$111,449,077
Total distributable earnings/(losses)	(32,310,282)
Net Assets	$79,138,795
Shares Outstanding ($.001 par value; unlimited shares authorized)	8,188,850
Net Asset Value, offering and redemption price per share
Class I	$9.66
*Cost of Investments:
(a) Unaffiliated issuers	$79,822,106

See Notes to Financial Statements

Statement of Operations
Neuberger Berman Advisers Management Trust
Short Duration Bond Portfolio
For the Fiscal Year Ended December 31, 2024
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$4,339,588
Expenses:
Investment management fees (Note B)	136,551
Administration fees (Note B)	321,297
Shareholder servicing agent fees	4,157
Audit fees	51,519
Custodian and accounting fees	49,174
Insurance	2,143
Legal fees	91,321
Shareholder reports	5,431
Trustees' fees and expenses	62,094
Miscellaneous and other fees	16,708
Total expenses	740,395
Net investment income/(loss)	$3,599,193
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(459,381)
Expiration or closing of futures contracts	(311,402)
Expiration or closing of swap contracts	22,534
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,755,842
Futures contracts	197,116
Net gain/(loss) on investments	1,204,709
Net increase/(decrease) in net assets resulting from operations	$4,803,902
See Notes to Financial Statements

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SHORT DURATION BOND PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$3,599,193	$3,429,670
Net realized gain/(loss) on investments	(748,249)	(2,666,333)
Change in net unrealized appreciation/(depreciation) of investments	1,952,958	3,975,608
Net increase/(decrease) in net assets resulting from operations	4,803,902	4,738,945
Distributions to Shareholders From (Note A):
Distributable earnings	(4,431,587)	(3,710,574)
From Fund Share Transactions (Note D):
Proceeds from shares sold	10,923,655	10,933,048
Proceeds from reinvestment of dividends and distributions	4,431,587	3,710,574
Payments for shares redeemed	(18,310,957)	(18,938,175)
Net increase/(decrease) from Fund share transactions	(2,955,715)	(4,294,553)
Net Increase/(Decrease) in Net Assets	(2,583,400)	(3,266,182)
Net Assets:
Beginning of year	81,722,195	84,988,377
End of year	$79,138,795	$81,722,195
See Notes to Financial Statements

Notes to Financial Statements Short Duration Bond Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") is a separate operating series of the Trust and is diversified. The Fund currently offers only Class I shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other

Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the New York Stock Exchange is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2024, was $4,276.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at December 31, 2024 was $79,935,491. The estimated gross unrealized appreciation was $661,331 and estimated gross unrealized depreciation was $2,508,979 resulting in net unrealized depreciation in value of investments of $1,847,648 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in capital.
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$4,431,587	$3,710,574	$—	$—	$4,431,587	$3,710,574

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$4,173,203	$—	$(1,847,648)	$(34,635,837)	$—	$(32,310,282)
The temporary differences between book basis and tax basis distributable earnings are primarily due to amortization of bond premium and mark-to-market adjustments on futures.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at December 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$30,509,829	$4,126,008
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
7
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
8
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in

U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
10
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
The Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Derivative instruments: The Fund’s use of derivatives during the year ended December 31, 2024, is described below. Please see the Schedule of Investments for the Fund’s open positions in derivatives, if any, at December 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended December 31, 2024, the Fund used futures for economic hedging purposes, including as a maturity or duration management device.

At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Credit default swaps: During the year ended December 31, 2024, the Fund used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return.
At December 31, 2024, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$122,983	Receivable/Payable for accumulated variation margin on futures contracts	$—
The impact of the use of these derivative instruments on the Statement of Operations during the year ended December 31, 2024, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Interest rate risk	$(311,402)	$197,116
Swaps
Credit Risk	22,534	-

(a)	Net realized gains/(losses) on derivatives are located in the Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
13
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2024, the Fund did not participate in securities lending.
14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
15
Segment reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.17% of the first $2 billion of the Fund’s average daily net assets and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the year ended December 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.17% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The Class I shares of the Fund pays NBIA monthly, an administration fee at the annual rate of 0.40% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Class I shares of the Fund so that the total annual operating expenses do not exceed the expense limitation as detailed in the following table. This undertaking excludes interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitation. The Fund has agreed that it will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2024, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.
			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Class I	0.95%	12/31/27	$—	$—	$—

(a)	Expense limitation per annum of the Fund's average daily net assets.
Neuberger Berman BD LLC is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.

Note C—Securities Transactions:
During the year ended December 31, 2024 there were purchase and sale transactions of long-term securities (excluding futures and swaps) as follows:
Purchases of U.S. Government and Agency Obligations	Purchases	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities
$3,041,736	$54,691,025	$2,823,981	$56,304,573
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2024, and December 31, 2023, was as follows:
	For the Year Ended December 31, 2024				For the period ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	1,116,511	461,624	(1,870,321)	(292,186)	1,132,185	396,853	(1,954,992)	(425,954)
Note E—Line of Credit:
At December 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2024. During the year ended December 31, 2024, the Fund did not utilize the Credit Facility.

Financial Highlights
Short Duration Bond Portfolio
The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$9.64	$9.54	$10.48	$10.68	$10.57
Income/(Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	0.44	0.39	0.33	0.26	0.24
Net Gains or (Losses) on Securities (both realized and unrealized)	0.14	0.16	(0.88)	(0.18)	0.12
Total From Investment Operations	0.58	0.55	(0.55)	0.08	0.36
Less Distributions From:
Net Investment Income	(0.56)	(0.45)	(0.39)	(0.28)	(0.25)
Net Asset Value, End of Year	$9.66	$9.64	$9.54	$10.48	$10.68
Total Return[b]	6.10%[c]	5.90%[c]	(5.19)%	0.74%[c]	3.46%
Supplemental Data/Ratios
Net Assets, End of Year (in millions)	$79.1	$81.7	$85.0	$111.5	$103.1
Ratio of Gross Expenses to Average Net Assets[d]	0.92%	0.85%	0.84%	0.80%	0.86%
Ratio of Net Expenses to Average Net Assets	0.92%	0.85%	0.84%	0.80%	0.86%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.48%	4.05%	3.29%	2.47%	2.26%
Portfolio Turnover Rate	75%	53%	55%	91%	162%

See Notes to Financial Highlights

Notes to Financial Highlights Short Duration Bond Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the year ended December 31, 2024. The class action proceeds received in 2023 and 2021 had no impact on the Fund's total return for the years ended December 31, 2023 and 2021, respectively.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Short Duration Bond Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 13, 2025

Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Short Duration Bond Portfolio (the "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund's performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board's determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund's investment management agreement separately from those of other funds of the Trust.

This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management's policies and practices regarding trade execution, transaction costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. Moreover, the Board considered Management's approach to potential conflicts of interest both generally and between the Fund's investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund's investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management's responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management's processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management's activities under its contractual obligation to oversee the Fund's various outside service providers, including its renegotiation of certain service providers' fees and its evaluation of service providers' infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management's ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers' compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund's performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates, and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm's methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund's Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund's short-, intermediate- and long-term performance, net of the Fund's fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above. For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund's performance was higher for the 1-, 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund's performance was in the first quintile for the 1- and 3-year periods, the second quintile for the 5-year period and the third quintile for the 10-year period.  The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 3- and 5-year periods, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for those same periods. In addition, the Board met with the portfolio management team in June 2024.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund's performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance.  The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management's responsiveness to the Fund's relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund's relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board reviewed a comparison of the Fund's management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund's management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund.  Accordingly, the Board also considered the Fund's total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund's contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund's Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund's total expenses to the total expenses of the Fund's Expense Group. The Board noted that the Fund's actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs contributed to the Fund's actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses.
The Board considered that, as compared to its Expense Group, the Fund's contractual management fee ranked fourth out of five funds and actual management fee and total expenses each ranked fifth out of five funds.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund's expense ratio and performance.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's estimated loss on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management's estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management's process for calculating and reporting its estimated profitability figures aligned with the consultant's guiding principles and industry practices. The Board further noted Management's representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management's calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund. The Board noted that Management incurred a loss on its management of the Fund during the review period even before consideration of distribution expenses and taxes.
Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other

Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management's greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund's advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund's assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management's capabilities to manage the Fund; that the Fund's fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board's conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

Neuberger Berman
Advisers Management Trust
Sustainable Equity Portfolio
I Class Shares
S Class Shares

Annual Financial Statements and Other Information
December 31, 2024
B1017 02/25

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend December 31, 2024 (Unaudited)
Sustainable Equity Portfolio
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
1

Schedule of Investments Sustainable Equity Portfolio^  December 31, 2024

Number of Shares		Value
Common Stocks 99.2%
Banks 4.2%
426,395	Bank of America Corp.	$18,740,060
70,302	JPMorgan Chase & Co.	16,852,093
		35,592,153
Broadline Retail 10.0%
388,618	Amazon.com, Inc.	85,258,903 *
Capital Markets 4.6%
222,365	Interactive Brokers Group, Inc. Class A	39,285,225
Communications Equipment 2.3%
178,524	Arista Networks, Inc.	19,732,258 *
Consumer Staples Distribution & Retail 1.4%
12,786	Costco Wholesale Corp.	11,715,428
Diversified Telecommunication Services 0.9%
20,841	Space Exploration Technologies Corp. Class A	3,855,585 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	4,138,080 *#(a)(b)
		7,993,665
Electrical Equipment 0.5%
329,233	Vestas Wind Systems AS	4,516,054 *
Financial Services 13.8%
15	Berkshire Hathaway, Inc. Class A	10,213,800 *
89,242	Berkshire Hathaway, Inc. Class B	40,451,614 *
129,220	Fiserv, Inc.	26,544,372 *
77,167	MasterCard, Inc. Class A	40,633,827
		117,843,613
Ground Transportation 1.4%
366,395	CSX Corp.	11,823,567
Health Care Equipment & Supplies 0.9%
35,381	Becton Dickinson & Co.	8,026,887
Health Care Providers & Services 6.0%
101,446	Cencora, Inc.	22,792,887
90,110	Cigna Group	24,882,976
7,672	UnitedHealth Group, Inc.	3,880,958
		51,556,821
Hotels, Restaurants & Leisure 2.8%
707,890	Compass Group PLC	23,590,839
Household Products 1.7%
158,992	Colgate-Palmolive Co.	14,453,963
Insurance 3.4%
120,556	Progressive Corp.	28,886,423
Number of Shares		Value
Interactive Media & Services 8.0%
361,687	Alphabet, Inc. Class A	$68,467,349
IT Services 5.8%
185,341	GoDaddy, Inc. Class A	36,580,753 *
365,158	Kyndryl Holdings, Inc.	12,634,467 *
		49,215,220
Life Sciences Tools & Services 1.5%
32,971	Danaher Corp.	7,568,493
24,866	IQVIA Holdings, Inc.	4,886,418 *
		12,454,911
Machinery 1.2%
106,211	Otis Worldwide Corp.	9,836,201
Materials 1.4%
35,786	Sherwin-Williams Co.	12,164,735
Multi-Utilities 1.0%
686,863	National Grid PLC	8,168,894
Oil, Gas & Consumable Fuels 1.3%
417,150	Coterra Energy, Inc.	10,654,011
Pharmaceuticals 1.2%
35,450	Roche Holding AG	9,912,054
Semiconductors & Semiconductor Equipment 4.8%
147,064	Applied Materials, Inc.	23,917,019
91,679	Texas Instruments, Inc.	17,190,729
		41,107,748
Software 10.2%
22,360	Intuit, Inc.	14,053,260
173,101	Microsoft Corp.	72,962,071
		87,015,331
Specialty Retail 1.8%
16,396	Home Depot, Inc.	6,377,880
72,139	TJX Cos., Inc.	8,715,113
		15,092,993
Technology Hardware, Storage & Peripherals 3.1%
106,870	Apple, Inc.	26,762,385
Trading Companies & Distributors 4.0%
22,341	United Rentals, Inc.	15,737,894
17,655	W.W. Grainger, Inc.	18,609,253
		34,347,147

Total Common Stocks (Cost $394,649,243)		845,474,778
See Notes to Financial Statements
2

Schedule of Investments Sustainable Equity Portfolio^  (cont’d)
Number of Shares		Value

Preferred Stocks 0.7%
Diversified Telecommunication Services 0.7%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	$6,341,800 *#(a)(b)
Principal Amount
Short-Term Investments 0.1%
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 1/29/2025	100,000
100,000	Self Help Federal Credit Union, 0.10%, due 3/1/2025	100,000
		200,000
Number of Shares		Value
Investment Companies 0.1%
553,982	State Street Institutional Treasury Money Market Fund Premier Class, 4.40%(d)	$553,982
Total Short-Term Investments (Cost $753,982)		753,982
Total Investments 100.0% (Cost $398,179,905)		852,570,560
Liabilities Less Other Assets (0.0)%(c)		(232,674)
Net Assets 100.0%		$852,337,886

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of December 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at December 31, 2024 amounted to $14,335,465, which represents 1.7% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Represents 7-day effective yield as of December 31, 2024.
#  This security is subject to restrictions on resale. Total value of all such securities at December 31, 2024 amounted to $14,335,465, which represents 1.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 12/31/2024	Fair Value Percentage of Net Assets as of 12/31/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$6,341,800	0.7%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	3,855,585	0.5%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	4,138,080	0.5%
Total		$6,276,609	$14,335,465	1.7%
See Notes to Financial Statements
3

Schedule of Investments Sustainable Equity Portfolio^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of December 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$7,993,665	$7,993,665
Electrical Equipment	—	4,516,054	—	4,516,054
Pharmaceuticals	—	9,912,054	—	9,912,054
Other Common Stocks#	823,053,005	—	—	823,053,005
Total Common Stocks	823,053,005	14,428,108	7,993,665	845,474,778
Preferred Stocks#	—	—	6,341,800	6,341,800
Short-Term Investments	—	753,982	—	753,982
Total Investments	$823,053,005	$15,182,090	$14,335,465	$852,570,560

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 12/31/2024
Investments in Securities:
Common Stocks(1)	$4,191	$—	$—	$3,802	$—	$—	$—	$—	$7,993	$3,802
Preferred Stocks(1)	3,325	—	—	3,017	—	—	—	—	6,342	3,017
Total	$7,516	$—	$—	$6,819	$—	$—	$—	$—	$14,335	$6,819
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 12/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$7,993,665	Market Approach	Transaction Price	$185.00	$185.00	Increase
Preferred Stocks	6,341,800	Market Approach	Transaction Price	$185.00	$185.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements
4

Statement of Assets and Liabilities
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
December 31, 2024
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$852,570,560
Foreign currency(b)	12
Dividends and interest receivable	700,165
Receivable for Fund shares sold	184,208
Prepaid expenses and other assets	20,891
Total Assets	853,475,836
Liabilities
Payable to investment manager (Note B)	384,014
Payable for Fund shares redeemed	389,447
Payable to administrator (Note B)	254,820
Payable to trustees	1,112
Other accrued expenses and payables	108,557
Total Liabilities	1,137,950
Net Assets	$852,337,886
Net Assets consist of:
Paid-in capital	$347,063,714
Total distributable earnings/(losses)	505,274,172
Net Assets	$852,337,886
Net Assets
Class I	$703,124,902
Class S	149,212,984
Shares Outstanding ($.001 par value; unlimited shares authorized)
Class I	17,607,690
Class S	3,721,880
Net Asset Value, offering and redemption price per share
Class I	$39.93
Class S	40.09
*Cost of Investments:
(a) Unaffiliated issuers	$398,179,905
(b) Total cost of foreign currency	$12

See Notes to Financial Statements
5

Statement of Operations
Neuberger Berman Advisers Management Trust
Sustainable Equity Portfolio
For the Fiscal Year Ended December 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$7,381,061
Interest and other income—unaffiliated issuers	20,999
Foreign taxes withheld	(72,920)
Total income	$7,329,140
Expenses:
Investment management fees (Note B)	4,267,465
Administration fees (Note B):
Class I	2,017,717
Class S	440,711
Distribution fees (Note B):
Class S	367,259
Shareholder servicing agent fees:
Class I	10,367
Class S	6,063
Audit fees	44,720
Custodian and accounting fees	73,787
Insurance	19,809
Legal fees	133,601
Shareholder reports	200,527
Trustees' fees and expenses	64,193
Miscellaneous and other fees	54,943
Total expenses	7,701,162
Net investment income/(loss)	$(372,022)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	51,607,977
Settlement of foreign currency transactions	9,901
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	134,364,360
Foreign currency translations	(43,591)
Net gain/(loss) on investments	185,938,647
Net increase/(decrease) in net assets resulting from operations	$185,566,625
See Notes to Financial Statements
6

Statements of Changes in Net Assets
Neuberger Berman Advisers Management Trust
	SUSTAINABLE EQUITY PORTFOLIO
	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$(372,022)	$1,515,241
Net realized gain/(loss) on investments	51,617,878	39,215,418
Change in net unrealized appreciation/(depreciation) of investments	134,320,769	123,423,160
Net increase/(decrease) in net assets resulting from operations	185,566,625	164,153,819
Distributions to Shareholders From (Note A):
Distributable earnings:
Class I	(34,003,159)	(10,945,145)
Class S	(6,836,968)	(2,122,818)
Total distributions to shareholders	(40,840,127)	(13,067,963)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Class I	30,243,281	21,034,779
Class S	7,603,254	6,894,358
Proceeds from reinvestment of dividends and distributions:
Class I	34,003,159	10,945,144
Class S	6,836,968	2,122,819
Payments for shares redeemed:
Class I	(92,178,464)	(57,798,448)
Class S	(29,449,637)	(15,534,233)
Net increase/(decrease) from Fund share transactions	(42,941,439)	(32,335,581)
Net Increase/(Decrease) in Net Assets	101,785,059	118,750,275
Net Assets:
Beginning of year	750,552,827	631,802,552
End of year	$852,337,886	$750,552,827
See Notes to Financial Statements
7

Notes to Financial Statements Sustainable Equity Portfolio
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Advisers Management Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") is a separate operating series of the Trust and as of May 2024 is non-diversified. The Fund currently offers Class I and Class S shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Shares of the Fund are not available to the general public and may be purchased only by life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts and to certain qualified pension and other retirement plans.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments in equity securities and preferred stocks, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading
8

for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.
4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend
9

income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), if any, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended December 31, 2024, was $99,100.
5
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at December 31, 2024 was $398,638,161. The estimated gross unrealized appreciation was $456,595,868 and estimated gross unrealized depreciation was $2,663,469 resulting in net unrealized appreciation in value of investments of $453,932,399 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended December 31, 2024, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended December 31, 2024, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(251,900)	$251,900
The tax character of distributions paid during the years ended December 31, 2024, and December 31, 2023, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Total
2024	2023	2024	2023	2024	2023
$1,533,494	$2,010,320	$39,306,633	$11,057,643	$40,840,127	$13,067,963

10

As of December 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$51,331,286	$453,942,883	$—	$3	$505,274,172
The temporary differences between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales.
6
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in October) and are recorded on the ex-date.
7
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
8
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
Currency Risk: Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
9
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the
11

limitations of the 1940 Act if the Fund complies with the conditions of the Rule. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
10
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
11
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned—net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the year ended December 31, 2024, the Fund did not participate in securities lending.
12
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
13
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
14
Segment reporting: In this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The Fund’s investment manager acts as the Fund’s CODM. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment are consistent with that presented within the Fund’s financial statements.
12

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly, an investment management fee at an annual rate of 0.55% of the first $250 million of the Fund’s average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Accordingly, for the year ended December 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.52% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. Each class pays NBIA monthly, an administration fee at the annual rate of 0.30% of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Fund’s Class I and Class S shares so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, transaction costs, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, taxes including any expenses relating to tax reclaims, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended December 31, 2024, there was no repayment to NBIA under the contractual expense limitation agreement.
At December 31, 2024, the Fund had no contingent liabilities to NBIA under the contractual expense limitation agreement.
			Expenses Reimbursed in Year Ended December 31,
			2022	2023	2024
			Subject to Repayment until December 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Class I	1.30%	12/31/27	$—	$—	$—
Class S	1.17%	12/31/27	—	—	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
Neuberger Berman BD LLC (the "Distributor") is the Fund’s "principal underwriter" within the meaning of the 1940 Act. It acts as agent in arranging for the sale of the Fund’s Class I shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Board adopted a non-fee distribution plan for the Fund’s Class I shares.
The Board has adopted a distribution and shareholder services plan (the "Plan") for Class S shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services related to the sale and distribution of Class S shares, and ongoing services provided to investors in the class, the Distributor receives from Class S a fee at the annual rate of 0.25% of Class S’s average daily
13

net assets. The Distributor may pay a portion of the proceeds from the 12b-1 fee to institutions that provide such services, including insurance companies or their affiliates and qualified plan administrators ("intermediaries") for services they provide with respect to the Fund to current and prospective variable contract owners and qualified plan participants that invest in the Fund through the intermediaries. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the class during any year may be more or less than the cost of distribution and other services provided to the class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.
Note C—Securities Transactions:
During the year ended December 31, 2024, there were purchase and sale transactions of long-term securities of $35,203,542 and $118,362,932, respectively.
During the year ended December 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended December 31, 2024, and December 31, 2023, was as follows:
	For the Year Ended December 31, 2024				For the Year Ended December 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class I	793,781	874,117	(2,427,572)	(759,674)	711,903	362,782	(1,924,584)	(849,899)
Class S	196,365	174,948	(770,187)	(398,874)	232,721	70,037	(519,430)	(216,672)
Note E—Line of Credit:
At December 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that the Fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at December 31, 2024. During the year ended December 31, 2024, the Fund did not utilize the Credit Facility.
14

Financial Highlights
Sustainable Equity Portfolio
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
Class I
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$33.35	$26.80	$37.03	$30.69	$26.89
Income From Investment Operations:
Net Investment Income/(Loss)[a]	(0.00)	0.08	0.11	0.14	0.13
Net Gains or Losses on Securities (both realized and unrealized)	8.57	7.06	(7.20)	7.01	4.98
Total From Investment Operations	8.57	7.14	(7.09)	7.15	5.11
Less Distributions From:
Net Investment Income	(0.09)	(0.10)	(0.14)	(0.13)	(0.17)
Net Realized Capital Gains	(1.90)	(0.49)	(3.00)	(0.68)	(1.14)
Total Distributions	(1.99)	(0.59)	(3.14)	(0.81)	(1.31)
Net Asset Value, End of Year	$39.93	$33.35	$26.80	$37.03	$30.69
Total Return[b]	25.84%[c]	26.90%[c]	(18.45)%	23.48%[c]	19.56%[c]
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$703.1	$612.6	$515.1	$639.6	$544.0
Ratio of Gross Expenses to Average Net Assets[d]	0.89%	0.90%	0.92%	0.89%	0.92%
Ratio of Net Expenses to Average Net Assets	0.89%	0.90%	0.92%	0.89%	0.92%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.00)%	0.27%	0.36%	0.40%	0.48%
Portfolio Turnover Rate	4%	15%	22%	15%	22%
See Notes to Financial Highlights
15

Financial Highlights (cont’d)

Class S
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$33.49	$26.91	$37.12	$30.78	$26.97
Income (Loss) From Investment Operations:
Net Investment Income/(Loss)[a]	(0.10)	0.00	0.03	0.05	0.06
Net Gains or Losses on Securities (both realized and unrealized)	8.60	7.09	(7.20)	7.03	5.00
Total From Investment Operations	8.50	7.09	(7.17)	7.08	5.06
Less Distributions From:
Net Investment Income	—	(0.02)	(0.04)	(0.06)	(0.11)
Net Realized Capital Gains	(1.90)	(0.49)	(3.00)	(0.68)	(1.14)
Total Distributions	(1.90)	(0.51)	(3.04)	(0.74)	(1.25)
Net Asset Value, End of Year	$40.09	$33.49	$26.91	$37.12	$30.78
Total Return[b]	25.52%[c]	26.57%[c]	(18.65)%	23.16%[c]	19.28%[c]
Ratios/Supplemental Data
Net Assets, End of Year (in millions)	$149.2	$138.0	$116.7	$152.8	$130.0
Ratio of Gross Expenses to Average Net Assets[d]	1.15%	1.16%	1.18%	1.16%	1.17%
Ratio of Net Expenses to Average Net Assets	1.15%	1.16%[e]	1.17%	1.16%[e]	1.17%[e]
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.25)%	0.01%	0.11%	0.13%	0.22%
Portfolio Turnover Rate	4%	15%	22%	15%	22%
See Notes to Financial Highlights
16

Notes to Financial Highlights Sustainable Equity Portfolio

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested.
Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if
Management had not reimbursed and/or waived certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate accounts or the related insurance policies or other qualified pension or retirement plans, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

c
The class action proceeds listed in Note A of the Notes to Financial Statements had no impact on the Fund's total returns for the year ended December 31, 2024. The class action proceeds received in 2023, 2021 and
2020 had no impact on the Fund’s total returns for the years ended December 31, 2023, 2021 and 2020, respectively.

d
Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee. Management did not reimburse or waive fees during the fiscal periods shown for Class I.

e
After repayment of expenses previously reimbursed and/or fees previously waived by Management pursuant to the terms of the contractual expense limitation agreements with Management, as applicable. Had the
Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Year Ended December 31,
	2023	2021	2020
Class S	1.15%	1.14%	1.17%
17

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
and Board of Trustees of the Neuberger Berman Advisers Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio (the "Fund") (one of the series constituting Neuberger Berman Advisers Management Trust (the "Trust")), including the schedule of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Neuberger Berman Advisers Management Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
February 13, 2025
18

Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Advisers Management Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Sustainable Equity Portfolio (the "Fund"). Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts, as applicable; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewal of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review. The Board considered the Fund’s investment management agreement separately from those of other funds of the Trust.
19

This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio manager’s compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Performance Universe was composed of two types of funds: proprietary funds that are operated by insurance companies or their affiliates,
20

and non-proprietary funds, such as the Fund, operated for insurance company investors by independent investment managers. The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in certain of the Fund’s Expense Group and Performance Universe.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of the Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio manager.
The Performance Universe referenced in this section was identified by the consulting firm, as discussed above.  For any period of underperformance, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe, and/or the benchmark (e.g., the amount by which a Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark).
With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. For investment performance comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-year period and lower for the 3-, 5- and 10-year periods; and (2) as compared to its Performance Universe, the Fund’s performance was in the first quintile for the 1-year period, the fourth quintile for the 3- and 10-year periods and the third quintile for the 5-year period. The Board also considered that for the 7-month period ending July 31, 2024, the Fund outperformed its benchmark and ranked in the first quintile of both its Morningstar and Lipper peer categories. The Board also took into account that as of April 2022, management of the Fund is under a new portfolio manager and changes were made to the Fund’s investment strategy then and again in May 2024. The Board also took into account that the Fund showed a risk/return ratio that was better than the median of its Performance Universe for the 5-year period, meaning that per unit of risk taken versus a presumed risk-free investment, the Fund achieved a higher level of return than the median of its Performance Universe for that same period.
Noting that the Fund underperformed over certain periods, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered Management’s responsiveness to the Fund’s relative performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Expense Group was comprised of only non-proprietary funds, such as the Fund, operated for insurance company
21

investors by independent investment managers. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. The Board noted that the Fund’s actual management fee and total expenses were higher than the Expense Group, and considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s actual management fee and total expenses. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. For fee comparisons, the Board looked at the Fund’s Class I as a proxy for both of the Fund’s classes.
The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee, actual management fee and total expenses each ranked third out of three funds.
In addition to considering the above-referenced factors, the Board took note of its ongoing dialogue with Management regarding the dynamics of the insurance/annuity marketplace. The Board considered, among other matters, related tax restrictions and the unique challenges facing that market generally, which assisted the Board in understanding the context for the Fund’s expense ratio and performance.
In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated loss on the Fund after distribution/servicing expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.)
The Board considered the consistent cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profitability figures aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability on the Fund was reasonable.
22

Information Regarding Services to Other Clients
The Board also considered other funds and separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to a Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the corresponding Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered whether the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether any such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduces Fund expenses at all asset levels which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time; that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.
23

Notice to Shareholders
100.00% of the dividends earned during the fiscal year ended December 31, 2024 qualify for the dividends received deduction for corporate shareholders.
The Fund designates $39,306,633 as a capital gain distribution.
24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.

Item 19. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to the Form N-CSR for Neuberger Berman Alternative Funds, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:   February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:   February 20, 2025

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:   February 20, 2025